UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue

,New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2023 – December 31, 2023

Item 1.	Report to Shareholders.

(a)

Semi-Annual Report

December 31, 2023

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen Funds

SHAREHOLDER LETTER

December 31, 2023 (Unaudited)

The strong full year and second half 2023 market performance was driven by the strong performance of the “Magnificent Seven” leading technology stocks (MSFT, AAPL, GOOGL, AMZN, NVDA, META, TSLA) which now comprise ~ 28% of the S&P 500 Index. The Magnificent Seven surged 76.2% in 2023 (+11.3% in the second half of 2023), while the S&P 493 (S&P 500 excluding these seven leading stocks) and the S&P 500 Equal Weighted Index significantly underperformed the S&P 500 Index (which is a market-cap weighted index). While the fourth quarter market rally did lead to broader participation (breadth), the concentration of the market this year has reached extreme levels. The ten largest stocks in the S&P 500 Index now comprise 32% of the index, a level not seen since 1975. Historical trends suggest caution: high concentration levels in the top companies often precede periods of underperformance of that cohort.

For the full year 2023, the Russell 1000 Growth Index outperformed the Russell 1000 Value Index by 31 percentage points, marking the second-largest spread in history since 1979, only surpassed by the 38 percentage points recorded in 2020. However, when considering a 2-year cumulative basis ending in 2023, the Russell 1000 Value Index outperformed the Russell 1000 Growth Index by 200 basis points. In addition, high dividend stocks significantly lagged for the full year 2023 following their leadership in 2022. The highest dividend-yielding quintile in the S&P 500 Index (yields > 3.6%) delivered a negative price return of -0.8% in 2023. During the same period, the Dow Jones U.S. Select Dividend Index returned 1.5%. Rising interest rates negatively impacted high dividend stocks without affecting Growth stocks, a phenomenon often observed in late stages of tightening cycles before the onset of broader market weakness.

The pronounced underperformance of Dividend stocks and Defensive sectors has reached an extreme level – the relative performance of Staples, Healthcare, Utilities and Telcos compared to the S&P 500 Index is at its lowest point in four decades. These market dislocations offer investors compelling opportunities to invest in out-of-favor styles that have historically generated Alpha over time.

Retail Class Performance for the six months ended December 31, 2023 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen International High Dividend Fund	7.92%
MSCI EAFE Index	5.88%
Cullen High Dividend Equity Fund	1.97%
S&P 500 Index	8.04%
Russell 1000 Value Index	6.03%
Cullen Small Cap Value Fund	9.48%
Russell 2000 Value Index	11.85%
Cullen Value Fund	2.58%
S&P 500 Index	8.04%
Russell 1000 Value Index	6.03%
Cullen Emerging Markets High Dividend Fund	11.00%
MSCI Emerging Markets Index	4.71%
Cullen Enhanced Equity Income Fund	1.55%
Cboe S&P 500 BuyWrite Index	1.23%

Please refer to the financial highlights for each Fund’s respective share class performance on pages 6-26 of this report.

Portfolio Review - International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to the Fund’s strong stock selection within Information Technology, Consumer Staples and Consumer Discretionary. Partially offsetting relative performance during the period was the Fund’s cash holdings as well as stock selection within Healthcare and Energy.

Portfolio Review - High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index and Russell 1000 Value Index during the period was primarily due to the Fund’s stock selection within Industrials, Healthcare, and Consumer Discretionary. The Fund’s stock selection within Information Technology and an underweight exposure to Healthcare partially offset relative performance.

Portfolio Review - Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2000 Value Index during the period was primarily due to stock selection within the Industrials, Consumer Discretionary, and Materials sectors. Partially offsetting relative performance was the Fund’s stock selection within Financials, Information Technology, and Real Estate.

Portfolio Review - Value Fund

The Value Fund’s performance versus the S&P 500 Index and Russell 1000 Value Index during the period was primarily due to stock selection within the Information Technology, Healthcare and Consumer Discretionary sectors. The Fund’s stock selection in the Financials and Materials sectors as well as not owning any stocks within Utilities slightly offset relative performance.

Cullen Funds

SHAREHOLDER LETTER

December 31, 2023 (Continued) (Unaudited)

Portfolio Review - Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to strong stock selection within Financials, Information Technology, and Real Estate. Partially offsetting relative performance was the Fund’s stock selection within Consumer Discretionary as well as an underweight allocation to Information Technology and an overweight allocation to Real Estate.

Portfolio Review - Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s stock selection in Healthcare, Communication Services and Consumer Staples. Stock selection within Utilities and Materials slightly offset relative performance. The Fund’s use of covered call options1 during the period contributed premiums of approximately 3.4% of average net assets during the period.

Outlook

The S&P 500 steadily climbed in the fourth quarter, approaching record levels. The rally was driven by declining broad-based inflation measures, which gained further bullish momentum when the Fed confirmed the possibility of rate cuts in 2024. These factors, combined with the resilience of economic growth and strong employment indicators, have led to optimistic forecasts, predicting a “soft” and “no” landing for the U.S. economy in 2024. However, recent history has shown that the prevailing views at the end of the last three years have turned out to be inaccurate. The Wall Street Journal summarizes: “At the end of last year [2022], investors thought recession was a done deal. The year before [2021], they thought big tech would be immune to rate increases. And a year before that [2020], they were convinced that paying high prices for stocks popular with the wider public would make them rich. This December [2023], [consensus] believes, again with absolute conviction, that the economy is headed for a soft landing and lower interest rates. Each of the past three years had a similar strong consensus that proved entirely wrong.”

The resilience of the U.S. economy has been underpinned by the consumer and services sectors, despite experiencing the most aggressive monetary tightening cycle in four decades. Relatively healthy employment and wage gains, while moderating, remain favorable. Furthermore, the impact of higher rates on consumers is somewhat mitigated by a higher percentage of debt outstanding set at fixed rates. At present, the S&P 500 is trading at elevated levels compared to traditional equity valuation metrics: Forward Price/Earnings of 22.0x (500 basis points above the LT average), EV/EBITDA of 14x (90%ile), EV/ Sales of 2.7x (88%ile), and P/B of 4.3x (89%ile) since 2010.

Value stocks (as measured by the Russell 1000 Value Index) are currently trading at a Spread that is 2 Standard Deviations wide when compared to Growth stocks (as measured by the Russell 1000 Growth Index). Next, after the last hike in the tightening cycle, Defensives have outperformed both the market and Growth stocks. This is usually driven by the lagged effect of monetary tightening, which often precipitates an economic slowdown, prompting a shift towards Defensives. Moreover, the four-year Presidential Election Cycle reveals some patterns of equity market performance by year driven by the degree of policy certainty and government stimulus. Historically, the third year (pre-election year) has consistently delivered the strongest returns, while the fourth year (election year) has seen the weakest returns within the four-year cycle. Election years, such as 2024, have typically resulted in the lowest returns, with earnings growth being the primary driver of these returns rather than multiple expansion. This phenomenon is attributed to the policy uncertainty associated with a potential new administration.

We believe the case for investing in High Dividend and Value stocks is more compelling than ever. To begin with, the pronounced underperformance of High Dividend and Value stocks in 2023, reminiscent of the trends observed in 2020, can be attributed to higher interest rates and the fading probability of a recession. The shift towards a concentrated group of Growth stocks in 2023, now trading at near-record valuations, has historically resulted in underperformance of that cohort over time. Both Value and High Dividend stocks are currently trading at historically wide discounts compared to Growth stocks and the broader market. Defensive stocks with low Beta, which typically trade in line with the market, are presently trading at a historically wide spread to the S&P 500.

As we have regularly pointed out, the key to success in the stock market is to invest with a discipline and invest for the long term, and not to lose focus and be distracted. We believe we could be entering a period where earnings2 and dividend yield3 along with dividend growth4 become more important.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

1 Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

2 The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share.

3 A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

4 Dividend growth is the annualized percentage rate of growth that a particular stock’s dividend undergoes over a period of time.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Cullen Funds

SHAREHOLDER LETTER

December 31, 2023 (Continued) (Unaudited)

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The S&P 500 Equal Weight Index (EWI) is the equal-weight version of the S&P 500 Index. The Russell 1000 Value Index is an unmanaged index that measures the performance of the large cap value segment of U.S. stocks. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large- cap growth segment of U.S. stocks. The Russell 2000 Value Index is an unmanaged index that measures the performance of the small-cap value segment of U.S. stocks. The Dow Jones U.S. Select Dividend Index measures the performance of 100 high dividend paying companies, excluding REITs, meeting specific criteria for dividends, earnings, size and liquidity. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Alpha is a measure of the portfolio’s risk-adjusted performance. Beta is a measure of the volatility of a fund relative to the overall market. Forward Price/Earnings ratio is a valuation metric that compares a stock’s share price to its forecasted earnings per share. EV/EBITDA is a ratio that compares a company’s Enterprise Value (EV) to its Earnings Before Interest, Taxes, Depreciation & Amortization (EBITDA). Enterprise Value-to-Sales (EV/Sales) is a ratio that measures a company’s total value (in enterprise value terms) to its total sales revenue. P/B ratio, or the price-to-book ratio, is a valuation metric that compares a company’s market value to the value of its assets. Spread refers to the difference or gap between two prices, rates, or yields. Standard deviation is a statistical measure of the historic volatility of a portfolio

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by Paralel Distributors LLC. FINRA Member Firm

Cullen International High Dividend Fund - Retail Class

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/2005)
Cullen International High Dividend Fund - Retail	7.92%	17.43%	7.70%	2.56%	3.59%
MSCI EAFE Index	6.00%	18.85%	8.69%	4.78%	4.94%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class C

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/2005)
Cullen International High Dividend Fund - Class C	7.44%	16.52%	6.88%	1.80%	2.84%
MSCI EAFE Index	6.00%	18.85%	8.69%	4.78%	4.94%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class I

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (12/15/2005)
Cullen International High Dividend Fund - Class I	8.01%	17.67%	7.96%	2.83%	3.87%
MSCI EAFE Index	6.00%	18.85%	8.69%	4.78%	4.94%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $1,000,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen International High Dividend Fund - Class R2

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (3/4/2010)
Cullen International High Dividend Fund - Class R2	8.07%	17.49%	7.54%	2.39%	4.14%
MSCI EAFE Index	6.00%	18.85%	8.69%	4.78%	6.15%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Retail Class

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (8/1/2003)
Cullen High Dividend Equity Fund - Retail	1.97%	2.67%	7.42%	6.95%	7.57%
S&P 500 Index	8.04%	26.29%	15.69%	12.03%	10.21%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class C

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/2004)
Cullen High Dividend Equity Fund - Class C	1.62%	1.92%	6.62%	6.16%	6.23%
S&P 500 Index	8.04%	26.29%	15.69%	12.03%	9.93%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class I

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/2004)
Cullen High Dividend Equity Fund - Class I	2.17%	2.99%	7.69%	7.22%	7.29%
S&P 500 Index	8.04%	26.29%	15.69%	12.03%	9.93%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class R1

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (3/3/2010)
Cullen High Dividend Equity Fund - Class R1	1.71%	2.14%	6.88%	6.42%	8.32%
S&P 500 Index	8.04%	26.29%	15.69%	12.03%	13.24%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen High Dividend Equity Fund - Class R2

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (3/4/2010)
Cullen High Dividend Equity Fund - Class R2	1.88%	2.46%	7.16%	6.69%	8.63%
S&P 500 Index	8.04%	26.29%	15.69%	12.03%	13.21%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Retail Class

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (10/1/2009)
Cullen Small Cap Value Fund - Retail	9.48%	5.43%	11.94%	4.52%	7.71%
Russell 2000 Value Index	11.85%	14.65%	10.00%	6.76%	9.93%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Class C

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (10/1/2009)
Cullen Small Cap Value Fund - Class C	8.99%	4.66%	11.10%	3.74%	6.92%
Russell 2000 Value Index	11.85%	14.65%	10.00%	6.76%	9.93%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Small Cap Value Fund - Class I

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (10/1/2009)
Cullen Small Cap Value Fund - Class I	9.58%	5.75%	12.23%	4.75%	7.97%
Russell 2000 Value Index	11.85%	14.65%	10.00%	6.76%	9.93%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

This chart assumes an initial gross investment of $1,000,000 made on 12/31 /2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Retail Class

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Value Fund - Retail	2.58%	5.17%	8.54%	7.38%	9.07%
S&P 500 Index	8.04%	26.29%	15.69%	12.03%	13.53%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Class C

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Value Fund - Class C	2.22%	4.46%	7.73%	6.58%	8.26%
S&P 500 Index	8.04%	26.29%	15.69%	12.03%	13.53%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/31 /2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Value Fund - Class I

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Value Fund - Class I	2.71%	5.44%	8.80%	7.64%	9.34%
S&P 500 Index	8.04%	26.29%	15.69%	12.03%	13.53%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Retail Class

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Emerging Markets High Dividend Fund - Retail	11.00%	26.11%	8.58%	4.22%	4.84%
MSCI Emerging Markets Index	4.71%	9.83%	3.68%	2.66%	3.13%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Class C

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Emerging Markets High Dividend Fund - Class C	10.57%	25.17%	7.77%	3.45%	4.05%
MSCI Emerging Markets Index	4.71%	9.83%	3.68%	2.66%	3.13%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Emerging Markets High Dividend Fund - Class I

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	10 Year	Annualized Since Inception (8/31/2012)
Cullen Emerging Markets High Dividend Fund - Class I	11.13%	26.39%	8.85%	4.50%	5.12%
MSCI Emerging Markets Index	4.71%	9.83%	3.68%	2.66%	3.13%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $1,000,000 made on 12/31/2013. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Retail Class

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	Annualized Since Inception (12/15/2015)
Cullen Enhanced Equity Income Fund - Retail	1.55%	0.79%	7.96%	6.82%
Cboe S&P 500 BuyWrite Index	1.23%	11.82%	6.08%	5.60%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $10,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Class C

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	Annualized Since Inception (12/15/2015)
Cullen Enhanced Equity Income Fund - Class C	1.08%	-0.05%	7.16%	6.03%
Cboe S&P 500 BuyWrite Index	1.23%	11.82%	6.08%	5.60%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $10,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Enhanced Equity Income Fund - Class I

FUND PERFORMANCE

December 31, 2023 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of December 31, 2023

	6 Months	1 Year	5 Year	Annualized Since Inception (12/15/2015)
Cullen Enhanced Equity Income Fund - Class I	1.61%	0.96%	8.23%	7.09%
Cboe S&P 500 BuyWrite Index	1.23%	11.82%	6.08%	5.60%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds. com.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/2015 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Cullen Funds

DISCLOSURE OF FUND EXPENSES

December 31, 2023

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period July 1, 2023 to December 31, 2023(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,079.20	$6.53
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34
Class C
Actual	2.00%	$1,000.00	$1,074.40	$10.43
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.08	$10.13
Class I
Actual	1.00%	$1,000.00	$1,080.10	$5.23
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08
Class R2
Actual	1.50%	$1,000.00	$1,080.70	$7.85
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.60	$7.61

Cullen Funds

DISCLOSURE OF FUND EXPENSES

December 31, 2023

	Net Expense Ratio(a)	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period July 1, 2023 to December 31, 2023(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,019.70	$5.08
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08
Class C
Actual	1.75%	$1,000.00	$1,016.20	$8.87
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.34	$8.87
Class I
Actual	0.75%	$1,000.00	$1,021.70	$3.81
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81
Class R1
Actual	1.50%	$1,000.00	$1,017.10	$7.61
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.60	$7.61
Class R2
Actual	1.25%	$1,000.00	$1,018.80	$6.34
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,094.80	$6.58
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34
Class C
Actual	2.00%	$1,000.00	$1,089.90	$10.51
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.08	$10.13
Class I
Actual	1.00%	$1,000.00	$1,095.80	$5.27
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,025.80	$5.09
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08
Class C
Actual	1.75%	$1,000.00	$1,022.20	$8.95
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.29	$8.92
Class I
Actual	0.75%	$1,000.00	$1,027.10	$3.82
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,110.00	$6.63
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34
Class C
Actual	2.00%	$1,000.00	$1,105.70	$10.59
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.08	$10.13
Class I
Actual	1.00%	$1,000.00	$1,111.30	$5.31
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08

Cullen Funds

DISCLOSURE OF FUND EXPENSES

December 31, 2023

	Net Expense Ratio(a)	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period July 1, 2023 to December 31, 2023(b)
Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$1,015.50	$5.07
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08
Class C
Actual	1.75%	$1,000.00	$1,010.80	$8.85
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.34	$8.87
Class I
Actual	0.75%	$1,000.00	$1,016.10	$3.80
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 366. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Funds’ prospectuses for more information regarding waivers and/or reimbursements.

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.60%
Australia - 7.09%
BHP Group Ltd.	205,723	$7,066,971
Rio Tinto Ltd.	83,270	7,697,933
Sonic Healthcare Ltd.	111,257	2,432,178
Woodside Energy Group Ltd.	81,468	1,724,337
		18,921,419

Canada - 1.30%
BCE, Inc.	2,679	105,499
Power Corp. of Canada	117,444	3,358,328
		3,463,827

Finland - 2.15%
UPM-Kymmene Oyj	152,641	5,739,372

France - 11.79%
BNP Paribas	96,159	6,644,211
Compagnie de Saint-Gobain SA	101,571	7,474,524
Compagnie Generale des Etablissements Michelin	176,137	6,311,718
Sanofi	20,101	1,991,815
TotalEnergies SE - Sponsored ADR	88,238	5,945,477
Veolia Environnement	97,979	3,089,155
		31,456,900
Germany - 10.70%
Deutsche Post AG	148,320	7,344,447
Deutsche Telekom AG	171,755	4,123,986
Mercedes-Benz Group AG	57,673	3,982,432
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,793	4,883,372
Siemens AG	43,804	8,216,877
		28,551,114
Hong Kong - 0.04%
Xinyi Glass Holdings Ltd.	91,747	102,927

Ireland - 1.09%
Smurfit Kappa Group PLC	73,236	2,900,852

Italy - 1.26%
Enel SpA	454,148	3,374,124
		Value
	Shares	(Note 2)
Japan - 20.21%
Komatsu Ltd.	283,648	$7,419,105
Nippon Telegraph and Telephone Corp.	7,175,025	8,767,779
SoftBank Corp.	716,635	8,942,690
Tokio Marine Holdings, Inc.	442,847	11,083,738
Tokyo Electron Ltd.	47,020	8,421,915
Toyota Motor Corp.	504,650	9,271,602
		53,906,829

Mexico - 5.72%
Coca-Cola FEMSA, SAB de C.V.	887,121	8,422,974
TF Administradora Industrial S de RL de CV	3,190,452	6,827,691
		15,250,665

Netherlands - 1.17%
NN Group N.V.	78,993	3,117,548

Norway - 1.44%
DNB Bank ASA	181,207	3,852,470

Singapore - 4.25%
CapitaLand Ascendas REIT	2,010,102	4,614,972
United Overseas Bank Ltd.	311,627	6,717,778
		11,332,750

Spain - 1.10%
Iberdrola Sociedad Anonima	223,363	2,926,917

Sweden - 2.40%
Svenska Handelsbanken AB	210,741	2,286,882
Aktiebolaget Volvo	158,955	4,124,362
		6,411,244

Switzerland - 7.76%
Julius Baer Group Ltd.	47,598	2,668,386
Nestle SA	56,478	6,547,969
Novartis AG - Sponsored ADR	42,546	4,295,870
Roche Holding AG	6,260	1,819,832
Zurich Insurance Group Ltd.	10,250	5,357,470
		20,689,527

Taiwan - 4.24%
Ase Technology Holding Co. Ltd.	1,853,200	8,151,773
Quanta Computer, Inc.	430,005	3,145,473
		11,297,246

See Notes to Financial Statements.

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Continued) (Unaudited)

		Value
	Shares	(Note 2)
United Kingdom - 11.89%
3i Group PLC	249,898	$7,711,662
BAE Systems PLC	677,307	9,587,261
British American Tobacco PLC - Sponsored ADR	29,185	854,829
Coca-Cola Europacific Partners PLC	67,740	4,520,968
Diageo PLC	1,395	50,784
Glencore PLC	462,286	2,781,859
Shell PLC	177,796	5,827,724
Tesco PLC	105,049	388,981
		31,724,068

TOTAL COMMON STOCKS
(Cost $191,661,649)		255,019,799

PREFERRED STOCKS - 3.45%
South Korea - 3.45%
Samsung Electronics Co. Ltd.	190,599	9,219,906

TOTAL PREFERRED STOCKS
(Cost $8,014,248)		9,219,906

TOTAL INVESTMENTS - 99.05%
(Cost $199,675,897)		$264,239,705

Other Assets In Excess of Liabilities - 0.95%		2,523,596

NET ASSETS - 100.00%		$266,763,301

ADR - American Depositary Receipt

PLC – Public Limited Company
	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	21.62%	$57,681,845
Industrials	13.74	36,692,052
Materials	12.65	33,764,438
Communications	8.23	21,939,954
Consumer Staples	7.81	20,786,505
Technology	7.40	19,719,161
Consumer Discretionary	7.33	19,565,752
Energy	5.06	13,497,538
Real Estate	4.29	11,442,663
Health Care	3.95	10,539,695
Utilities	3.52	9,390,196
TOTAL COMMON STOCKS	95.60%	255,019,799

PREFERRED STOCKS
Technology	3.45	9,219,906
TOTAL PREFERRED STOCKS	3.45%	9,219,906

TOTAL INVESTMENTS	99.05	264,239,705
Other Assets In Excess of Liabilities	0.95	2,523,596
NET ASSETS	100.00%	$266,763,301

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.47%
Banking - 7.78%
Bank of America Corp.	365,500	$12,306,385
JPMorgan Chase & Co.	183,600	31,230,360
The PNC Financial Services Group, Inc.	108,200	16,754,770
		60,291,515

Consumer Staple Products - 9.46%
Altria Group, Inc.	240,684	9,709,193
Diageo PLC - Sponsored ADR	83,667	12,186,935
Kenvue, Inc.	336,380	7,242,262
Philip Morris International, Inc.	237,304	22,325,560
Unilever PLC - Sponsored ADR	451,357	21,881,787
		73,345,737

Financial Services - 3.63%
Morgan Stanley	301,760	28,139,120

Health Care - 12.37%
Johnson & Johnson	162,550	25,478,087
Medtronic PLC	113,571	9,355,979
Merck & Co., Inc.	206,157	22,475,236
Novartis AG - Sponsored ADR	227,355	22,956,035
Pfizer, Inc.	543,842	15,657,211
		95,922,548

Industrial Products - 11.11%
General Dynamics Corp.	93,105	24,176,576
Johnson Controls International PLC	373,805	21,546,120
Raytheon Technologies Corp.	248,798	20,933,864
Siemens AG - Sponsored ADR	208,521	19,505,054
		86,161,614

Insurance - 5.65%
Chubb Ltd.	124,523	28,142,198
Travelers Cos., Inc.	82,291	15,675,612
		43,817,810

Materials - 2.22%
Dow, Inc.	313,733	17,205,118

Media - 3.07%
Comcast Corp., Class A	543,056	23,813,005
		Value
	Shares	(Note 2)
Oil & Gas - 8.61%
Chevron Corp.	155,406	$23,180,359
ConocoPhillips	190,389	22,098,451
Exxon Mobil Corp.	214,434	21,439,111
		66,717,921

Real Estate - 4.71%
Crown Castle, Inc.	115,240	13,274,496
Healthpeak Properties, Inc.	450,250	8,914,950
VICI Properties, Inc.	450,000	14,346,000
		36,535,446

Retail & Wholesale - Discretionary - 5.64%
Genuine Parts Co.	144,175	19,968,237
Lowe’s Cos., Inc.	106,610	23,726,056
		43,694,293

Retail & Wholesale - Staples - 2.47%
Target Corp.	134,717	19,186,395

Software & Tech Services - 2.84%
Microsoft Corp.	58,470	21,987,059

Tech Hardware & Semiconductors - 8.08%
Broadcom, Inc.	18,826	21,014,522
Cisco Systems, Inc.	418,573	21,146,308
Intel Corp.	407,279	20,465,770
		62,626,600

Telecommunications - 3.07%
AT&T, Inc.	759,450	12,743,571
BCE, Inc.	280,308	11,038,529
		23,782,100

Utilities - 4.76%
Duke Energy Corp.	178,400	17,311,936
NextEra Energy, Inc.	323,205	19,631,472
		36,943,408
TOTAL COMMON STOCKS
(Cost $373,178,294)		740,169,689

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Continued) (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE-TRADED FUNDS - 2.98%
Consumer Staples Select Sector SPDR Fund	42,920	$3,091,528
Financial Select Sector SPDR Fund	91,876	3,454,538
Health Care Select Sector SPDR Fund	33,916	4,625,464
Industrial Select Sector SPDR Fund	64,074	7,303,795
Materials Select Sector SPDR Fund	17,848	1,526,718
Real Estate Select Sector SPDR Fund	47,865	1,917,472
Utilities Select Sector SPDR Fund	18,134	1,148,426
		23,067,941

TOTAL EXCHANGE-TRADED FUNDS
(Cost $20,230,307)		23,067,941

TOTAL INVESTMENTS - 98.45%
(Cost $393,408,601)		$763,237,630

Other Assets In Excess of Liabilities - 1.55%		12,047,914

NET ASSETS - 100.00%		$775,285,544

ADR - American Depositary Receipt

PLC – Public Limited Company

	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	17.06%	$132,248,445
Health Care	12.37	95,922,548
Consumer Staples	11.93	92,532,132
Industrials	11.11	86,161,614
Technology	10.92	84,613,659
Energy	8.61	66,717,921
Communications	6.14	47,595,105
Consumer Discretionary	5.64	43,694,293
Utilities	4.76	36,943,408
Real Estate	4.71	36,535,446
Materials	2.22	17,205,118
TOTAL COMMON STOCKS	95.47%	740,169,689

EXCHANGE-TRADED FUNDS
Industrials	0.94	7,303,795
Health Care	0.75	5,773,890
Financials	0.44	3,454,538
Consumer Staples	0.40	3,091,528
Real Estate	0.25	1,917,472
Materials	0.20	1,526,718
TOTAL EXCHANGE-TRADED FUNDS	2.98%	23,067,941

TOTAL INVESTMENTS	98.45	763,237,630
Other Assets In Excess of Liabilities	1.55	12,047,914
NET ASSETS	100.00%	$775,285,544

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 99.61%
Banking - 22.08%
Ameris Bancorp	6,573	$348,698
Enterprise Financial Services Corp.	6,869	306,701
First Horizon Corp.	31,971	452,709
First Interstate BancSystem, Inc.	14,019	431,084
Premier Financial Corp.	18,684	450,284
Simmons First National Corp., Class A	14,434	286,371
SouthState Corp.	2,522	212,983
Western Alliance BanCorp	1,762	115,922
		2,604,752

Consumer Discretionary Products - 11.70%
Carter’s, Inc.	3,640	272,599
Crocs, Inc.(a)	3,443	321,611
Standard Motor Products, Inc.	4,151	165,251
Steven Madden Ltd.	3,558	149,436
Under Armour, Inc., Class C(a)	56,436	471,241
		1,380,138

Consumer Discretionary Services - 4.28%
Denny’s Corp.(a)	46,460	505,485

Consumer Staple Products - 2.36%
Vector Group Ltd.	24,706	278,684

Financial Services - 6.10%
LendingTree, Inc.(a)	19,633	595,272
LoanDepot, Inc.(a)	35,411	124,647
		719,919

Health Care - 5.32%
ANI Pharmaceuticals, Inc.(a)	2,704	149,099
Haemonetics Corp.(a)	2,774	237,205
Varex Imaging Corp.(a)	11,775	241,387
		627,691

Industrial Products - 3.73%
Spirit AeroSystems Holdings, Inc., Class A(a)	13,842	439,899

Industrial Services - 8.55%
BGSF, Inc.	26,350	247,690
Forrester Research, Inc.(a)	10,194	273,301
Great Lakes Dredge & Dock Corp.(a)	63,534	487,941
		1,008,932
		Value
	Shares	(Note 2)
Materials - 2.96%
Ecovyst, Inc.(a)	22,021	$215,145
Huntsman Corp.	5,349	134,420
		349,565

Oil & Gas - 10.32%
Civitas Resources, Inc.	3,670	250,955
Coterra Energy, Inc.	10,110	258,007
Helmerich & Payne, Inc.	4,200	152,124
Select Water Solutions, Inc.	20,831	158,107
Sitio Royalties Corp., Class A	8,373	196,849
Viper Energy, Inc.	6,415	201,303
		1,217,345

Real Estate - 12.38%
Cousins Properties, Inc.	20,340	495,279
Douglas Elliman, Inc.	208,113	613,933
Highwoods Properties, Inc.	11,755	269,895
RLJ Lodging Trust	6,965	81,630
		1,460,737

Software & Tech Services - 4.71%
Unisys Corp.(a)	71,100	399,582
The Western Union Co.	13,066	155,747
		555,329

Utilities - 5.12%
Portland General Electric Co.	10,198	441,981
Spire, Inc.	2,592	161,585
		603,566

TOTAL COMMON STOCKS
(Cost $9,882,498)		11,752,042

TOTAL INVESTMENTS - 99.61%
(Cost $9,882,498)		$11,752,042

Other Assets In Excess of Liabilities - 0.39%		45,472

NET ASSETS - 100.00%
		$11,797,514

(a)	Non-income producing security.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Continued) (Unaudited)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	28.18%	$3,324,671
Consumer Discretionary	15.98	1,885,623
Real Estate	12.38	1,460,737
Industrials	12.28	1,448,831
Energy	10.32	1,217,345
Health Care	5.32	627,691
Utilities	5.12	603,566
Technology	4.71	555,329
Materials	2.96	349,565
Consumer Staples	2.36	278,684
TOTAL COMMON STOCKS	99.61%	11,752,042

TOTAL INVESTMENTS	99.61	11,752,042
Other Assets In Excess of Liabilities	0.39	45,472
NET ASSETS	100.00%	$11,797,514

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 96.86%
Banking - 10.83%
Bank of America Corp.	24,015	$808,585
Citigroup, Inc.	15,385	791,404
JPMorgan Chase & Co.	4,678	795,728
		2,395,717

Consumer Discretionary Products - 4.57%
BorgWarner, Inc.	12,900	462,465
Mercedes-Benz Group AG - ADR	27,200	468,928
PHINIA, Inc.	2,580	78,148
		1,009,541

Consumer Staple Products - 7.48%
Kenvue, Inc.	20,329	437,683
Mondelez International, Inc.	8,495	615,293
Unilever PLC - Sponsored ADR	12,393	600,813
		1,653,789

Financial Services - 3.21%
Morgan Stanley	7,604	709,073

Health Care - 16.10%
Bristol-Myers Squibb Co.	10,652	546,554
Cigna Group	2,364	707,900
Johnson & Johnson	4,375	685,738
Medtronic PLC	7,005	577,072
Merck & Co., Inc.	5,697	621,087
Pfizer, Inc.	14,674	422,464
		3,560,815

Industrial Products - 11.78%
Boeing Co.(a)	2,775	723,332
General Dynamics Corp.	2,869	744,993
Raytheon Technologies Corp.	7,503	631,302
Siemens AG - Sponsored ADR	5,400	505,116
		2,604,743

Industrial Services - 2.14%
Canadian National Railway Co.	3,774	474,128

Insurance - 6.10%
Allstate Corp.	4,396	615,352
Chubb Ltd.	3,248	734,048
		1,349,400
		Value
	Shares	(Note 2)
Materials - 4.27%
Axalta Coating Systems Ltd.(a)	14,400	$489,168
Packaging Corp. of America	2,800	456,148
		945,316

Media - 4.47%
Comcast Corp., Class A	14,300	627,055
Walt Disney Co.	3,992	360,438
		987,493

Oil & Gas - 5.68%
Chevron Corp.	4,044	603,203
ConocoPhillips	5,621	652,429
		1,255,632

Retail & Wholesale - Discretionary - 3.41%
Lowe’s Cos., Inc.	3,387	753,777

Retail & Wholesale - Staples - 2.38%
Archer-Daniels-Midland Co.	7,300	527,206

Software & Tech Services - 3.10%
Oracle Corp.	6,500	685,295

Tech Hardware & Semiconductors - 9.32%
Applied Materials, Inc.	4,460	722,832
Arrow Electronics, Inc.(a)	5,622	687,289
Cisco Systems, Inc.	12,901	651,759
		2,061,880

Telecommunications - 2.02%
AT&T, Inc.	26,650	447,187

TOTAL COMMON STOCKS
(Cost $13,340,342)		21,420,992

See Notes to Financial Statements.

Cullen Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Continued) (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE-TRADED FUNDS - 1.86%
Industrial Select Sector SPDR Fund	3,610	$411,504

TOTAL EXCHANGE-TRADED FUNDS
(Cost $357,479)		411,504

TOTAL INVESTMENTS - 98.72%
(Cost $13,697,821)		$21,832,496

Other Assets In Excess of Liabilities - 1.28%		282,617

NET ASSETS - 100.00%
		$22,115,113

(a)	Non-income producing security.

ADR - American Depositary Receipt

PLC – Public Limited Company

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	20.14%	$4,454,190
Health Care	16.10	3,560,815
Industrials	13.92	3,078,871
Technology	12.42	2,747,175
Consumer Staples	9.86	2,180,995
Consumer Discretionary	7.98	1,763,318
Communications	6.49	1,434,680
Energy	5.68	1,255,632
Materials	4.27	945,316
TOTAL COMMON STOCKS	96.86%	21,420,992

EXCHANGE-TRADED FUNDS
Industrials	1.86	411,504

TOTAL EXCHANGE-TRADED FUNDS	1.86%	411,504
TOTAL INVESTMENTS	98.72	21,832,496
Other Assets In Excess of Liabilities	1.28	282,617
NET ASSETS	100.00%	$22,115,113

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 94.50%
Brazil - 5.90%
Petroleo Brasileiro SA	2,244,639	$18,039,918
SLC Agricola SA	2,801,982	10,867,371
Vale SA	430,445	6,857,736
		35,765,025

Cayman Islands - 0.60%
Trip.com Group Ltd.(a)	103,000	3,661,753

Chile - 0.06%
Sociedad Quimica y Minera de Chile SA - Sponsored ADR	6,262	377,098

China - 3.69%
Alibaba Group Holding Ltd.	460,000	4,453,608
China Construction Bank Corp.	2,089,300	1,244,188
China Merchants Bank Co. Ltd.	9,000	31,350
Longfor Group Holdings Ltd.(b)(c)	96,000	153,679
Tencent Holdings Ltd.	225,000	8,460,012
Zijin Mining Group Co. Ltd.	4,937,000	8,042,344
		22,385,181

Egypt - 0.02%
Integrated Diagnostics Holdings PLC(a)(b)(c)	261,634	92,880

Greece - 8.80%
Eurobank Ergasias Services and
Holdings SA(a)	9,841,826	17,492,427
Mytilineos SA	469,290	19,013,228
OPAP SA	990,950	16,814,119
		53,319,774

Hong Kong - 3.94%
AIA Group Ltd.	1,491,024	12,994,068
BOC Aviation Ltd.(b)(c)	766,020	5,856,617
CIMC Enric Holdings Ltd.	3,878,100	3,506,357
Xinyi Glass Holdings Ltd.	1,333,900	1,496,442
		23,853,484
		Value
	Shares	(Note 2)
India - 20.02%
ICICI Bank Ltd. - Sponsored ADR	776,840	$18,519,866
NHPC Ltd.	26,329,000	20,439,572
Oil and Natural Gas Corp. Ltd.	5,253,000	12,944,107
Power Grid Corp. of India Ltd.	6,605,000	18,827,489
PowerGrid Infrastructure Investment Trust(b)(c)	4,662,600	5,417,696
REC Ltd.	4,077,390	20,229,234
RITES Ltd.	1,089,023	6,574,937
State Bank of India	1,454,000	11,218,587
Tata Steel Ltd.	4,276,000	7,173,449
		121,344,937

Indonesia - 2.57%
Bank Rakyat Indonesia Persero Tbk PT	41,575,744	15,458,929
Telkom Indonesia Persero Tbk PT	566,000	145,204
		15,604,133

Kazakhstan - 2.59%
Kaspi.kz Joint Stock Co. - GDR	170,694	15,703,848

Luxembourg - 0.96%
Samsonite International S.A.(a)(b)(c)	1,768,600	5,832,292

Mexico - 13.71%
Arca Continental, SAB de C.V.	1,576,599	17,239,438
Banco del Bajio SA(b)(c)	1,465,169	4,906,043
Coca-Cola FEMSA, SAB de C.V.	1,234,780	11,723,902
Grupo Financiero Banorte, S.A.B. de C.V.	1,408,370	14,190,690
TF Administradora Industrial S de RL de CV	6,278,601	13,436,450
Prologis Property Mexico, SA de C.V.	4,558,921	21,611,986
		83,108,509

Panama - 0.35%
Copa Holdings, SA, Class A	20,185	2,145,867

Russia - 0.00%
Globaltrans Investment PLC - Sponsored GDR(a)(c)	25,467	—

Saudi Arabia - 1.82%
Saudi Arabian Oil Co.(b)(c)	1,250,000	11,016,667

Singapore - 0.26%
CapitaLand India Trust	1,847,000	1,595,439

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Continued) (Unaudited)

		Value
	Shares	(Note 2)
South Africa - 0.00%
Anglo American PLC	1	$25

South Korea - 4.81%
Macquarie Korea Infrastructure Fund	964,821	9,319,336
Samsung Electronics Co., Ltd.	324,979	19,808,100
		29,127,436

Taiwan - 14.58%
Ase Technology Holding Co. Ltd.	4,104,728	18,055,694
MediaTek, Inc.	465,769	15,403,970
Quanta Computer, Inc.	1,529,000	11,184,585
SINBON Electronics Co. Ltd.	153,000	1,490,591
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	224,328	23,330,112
Unimicron Technology Corp.	1,526,630	8,754,725
Wiwynn Corp.	170,710	10,151,211
		88,370,888

United Arab Emirates - 3.03%
Air Arabia PJSC	3,600,000	2,764,141
Aldar Properties PJSC	4,557,000	6,638,064
Emaar Development PJSC	3,719,000	7,240,038
Emaar Properties PJSC	787,000	1,697,105
		18,339,348

United Kingdom - 4.53%
Airtel Africa PLC(b)(c)	4,890,170	8,115,689
Endeavour Mining PLC	261,085	5,865,817
Glencore PLC	2,235,890	13,454,726
		27,436,232

Vietnam - 2.26%
Gemadept Corp.	2,693,700	7,827,296
Ho Chi minh City Securities Corp.	4,168,000	5,875,261
		13,702,557

TOTAL COMMON STOCKS
(Cost $446,566,591)		572,783,373

PARTICIPATORY NOTES - 2.56%
China - 2.56%
Midea Group Co. Ltd.	2,012,013	15,498,191

TOTAL PARTICIPATORY NOTES
(Cost $15,709,607)		15,498,191
		Value
	Shares	(Note 2)
PREFERRED STOCKS - 2.47%
Brazil - 2.47%
Itau Unibanco Holding SA	2,144,710	$14,985,066

TOTAL PREFERRED STOCKS
(Cost $12,765,546)		14,985,066

TOTAL INVESTMENTS - 99.53%
(Cost $475,041,744)		$603,266,630

Other Assets In Excess of Liabilities - 0.47%		2,862,649

NET ASSETS - 100.00%		$606,129,279

(a)	Non-income producing security.

(b)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2023, these securities had an aggregate value of $41,391,563 or 6.83% of net assets.

(c)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2023, the aggregate market value of these securities was $41,391,563, representing 6.83% of net assets.

ADR - American Depositary Receipt

GDR - Gross Depositary Receipt

PLC – Public Limited Company

PJSC – Public Joint Stock Company

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Continued) (Unaudited)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	22.66%	$137,336,596
Technology	20.44	123,882,836
Utilities	9.62	58,280,289
Real Estate	9.54	57,790,457
Energy	7.52	45,507,049
Materials	7.14	43,267,637
Consumer Staples	6.56	39,830,711
Consumer Discretionary	4.46	27,100,019
Communications	3.36	20,382,658
Industrials	3.18	19,312,241
Health Care	0.02	92,880
TOTAL COMMON STOCKS	94.50%	572,783,373

PARTICIPATORY NOTES
Consumer Discretionary	2.56	15,498,191
TOTAL PARTICIPATORY NOTES	2.56%	15,498,191

PREFERRED STOCKS
Financials	2.47	14,985,066
TOTAL PREFERRED STOCKS	2.47%	14,985,066

TOTAL INVESTMENTS	99.53	603,266,630
Other Assets In Excess of Liabilities	0.47	2,862,649
NET ASSETS	100.00%	$606,129,279

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 99.79%
Banking - 5.17%
JPMorgan Chase & Co.	20,774	$3,533,657
Truist Financial Corp.(a)	135,855	5,015,767
		8,549,424

Consumer Staple Products - 16.09%
Altria Group, Inc.	104,576	4,218,596
Conagra Brands, Inc.(a)	212,489	6,089,935
Kenvue, Inc.	258,800	5,571,964
Philip Morris International, Inc.	58,220	5,477,337
Unilever PLC - Sponsored ADR	108,000	5,235,840
		26,593,672

Financial Services - 3.63%
Morgan Stanley(a)	64,306	5,996,535

Health Care - 14.75%
Baxter International, Inc.(a)	131,752	5,093,532
Bristol-Myers Squibb Co.	114,622	5,881,255
Medtronic PLC(a)	82,815	6,822,300
Merck & Co., Inc.(a)	60,413	6,586,225
		24,383,312

Industrial Products - 7.78%
General Dynamics Corp.	13,882	3,604,739
Johnson Controls International PLC(a)	71,820	4,139,705
Raytheon Technologies Corp.	60,786	5,114,534
		12,858,978

Industrial Services - 2.12%
Union Pacific Corp.	14,249	3,499,840

Insurance - 2.03%
Travelers Cos., Inc.	17,600	3,352,624

Materials - 4.64%
Dow, Inc.(a)	77,347	4,241,709
Rio Tinto PLC - Sponsored ADR(a)	46,054	3,429,181
		7,670,890

Media - 2.52%
Comcast Corp., Class A	95,031	4,167,109
		Value
	Shares	(Note 2)
Oil & Gas - 10.03%
Chevron Corp.	37,040	$5,524,886
EOG Resources, Inc.	53,900	6,519,205
Exxon Mobil Corp.	45,316	4,530,694
		16,574,785

Real Estate - 10.88%
Healthpeak Properties, Inc.	269,520	5,336,496
Realty Income Corp.(a)	100,619	5,777,543
VICI Properties, Inc.	215,764	6,878,556
		17,992,595

Retail & Wholesale - Discretionary - 0.99%
Genuine Parts Co.	11,782	1,631,807

Tech Hardware & Semiconductors - 3.28%
Cisco Systems, Inc.	107,315	5,421,554

Telecommunications - 7.32%
BCE, Inc.	135,397	5,331,934
Verizon Communications, Inc.	179,584	6,770,317
		12,102,251

Utilities - 8.56%
Duke Energy Corp.	70,081	6,800,660
PPL Corp.	271,079	7,346,241
		14,146,901

TOTAL COMMON STOCKS
(Cost $165,627,816)		164,942,277

TOTAL INVESTMENTS - 99.79%
(Cost $165,627,816)		$164,942,277

Other Assets In Excess of Liabilities - 0.21%		350,650

NET ASSETS - 100.00%		$165,292,927

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of December 31, 2023.

ADR - American Depositary Receipt

PLC – Public Limited Company

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Continued) (Unaudited)

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.48%)
Baxter International, Inc., Expires January, 2024, Exercise Price $40.00	$(2,547,694)	(659)	$(28,337)
Conagra Brands, Inc., Expires January, 2024, Exercise Price $30.50	(3,046,558)	(1,063)	(15,945)
Dow, Inc., Expires January, 2024, Exercise Price $57.00	(2,122,308)	(387)	(10,062)
Johnson Controls International, Expires January, 2024, Exercise Price $60.00	(2,075,040)	(360)	(14,400)
Medtronic PLC, Expires January, 2024, Exercise Price $84.00	(3,418,770)	(415)	(26,560)
Merck & Co., Inc., Expires January, 2024, Exercise Price $109.00	(6,584,808)	(604)	(114,156)
Morgan Stanley, Expires January, 2024, Exercise Price $87.50	(5,995,975)	(643)	(416,021)
Realty Income Corp., Expires January, 2024, Exercise Price $57.50	(5,776,452)	(1,006)	(95,570)
Rio Tinto PLC, Expires January, 2024, Exercise Price $76.88	(3,425,160)	(460)	(29,900)
Truist Financial Corp., Expires January, 2024, Exercise Price $39.00	(2,510,560)	(680)	(29,240)

TOTAL WRITTEN OPTIONS
(Premiums received $464,666)			$(780,191)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Consumer Staples	16.09%	$26,593,672
Health Care	14.75	24,383,312
Real Estate	10.88	17,992,595
Financials	10.83	17,898,583
Energy	10.03	16,574,785
Industrials	9.90	16,358,818
Communications	9.84	16,269,360
Utilities	8.56	14,146,901
Materials	4.64	7,670,890
Technology	3.28	5,421,554
Consumer Discretionary	0.99	1,631,807
TOTAL COMMON STOCKS	99.79%	164,942,277

TOTAL INVESTMENTS	99.79	164,942,277
Other Assets In Excess of Liabilities	0.21	350,650
NET ASSETS	100.00%	$165,292,927

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2023 (Unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
ASSETS:
Investments, at value	$264,239,705	$763,237,630	$11,752,042	$21,832,496	$603,266,630	$164,942,277
Cash	303,614	7,328,632	77,403	—	8,195,189	2,620,002
Foreign currencies, at value	—	—	—	1,913	392,512	—
Receivable for investments sold	2,671,876	—	—	331,720	718,111	139,425
Receivable for fund shares sold	52,475	4,447,497	—	1,220	1,459,674	109,786
Dividends receivable	1,567,405	2,504,472	18,086	40,562	1,143,342	698,396
Receivable due from Investment Advisor	—	—	20,001	13,506	—	—
Prepaid expenses and other assets	52,252	71,874	29,298	30,138	56,952	45,345
Total Assets	268,887,327	777,590,105	11,896,830	22,251,555	615,232,410	168,555,231
LIABILITIES:
Bank overdraft	—	—	—	34,077	—	—
Written options, at value	—	—	—	—	—	780,191
Payable to Investment Advisor	159,878	429,223	—	—	377,397	63,051
Payable for investments purchased	1,588,248	—	—	—	3,664,673	1,367,001
Payable for shares redeemed	221,277	1,645,652	100	—	185,846	932,140
Distribution fees payable	1,689	39,547	196	874	4,881	9,219
Trustees’ fees and expenses payable	20,412	20,412	20,412	20,412	20,412	20,412
Professional fees payable	62,521	51,881	52,668	61,901	59,742	58,783
Capital gains tax payable	—	—	—	—	4,684,714	—
Accrued expenses and other liabilities	70,001	117,846	25,940	19,178	105,466	31,507
Total Liabilities	2,124,026	2,304,561	99,316	136,442	9,103,131	3,262,304
NET ASSETS	$266,763,301	$775,285,544	$11,797,514	$22,115,113	$606,129,279	$165,292,927

NET ASSETS CONSIST OF
Paid in capital	$248,737,563	$388,596,135	$9,948,029	$14,065,793	$586,840,873	$178,380,178
Total distributable earnings	18,025,738	386,689,409	1,849,485	8,049,320	19,288,406	(13,087,251)
NET ASSETS	$266,763,301	$775,285,544	$11,797,514	$22,115,113	$606,129,279	$165,292,927

Investments, at cost	$199,675,897	$393,408,601	$9,882,498	$13,697,821	$475,041,744	$165,627,816
Foreign currencies, at cost	—	—	—	1,916	392,473	—
Premiums received on written options	—	—	—	—	—	464,665

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2023 (Continued) (Unaudited)

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
PRICING OF SHARES
Retail:
Net Asset Value, offering and redemption price per share	$10.73		$13.54	$13.61	$12.88	$11.77	$10.10
Net Assets	$4,701,018		$83,333,890	$436,020	$1,855,220	$18,238,234	$8,304,978
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	438,106		6,154,043	32,038	144,026	1,550,123	822,463

Class C:
Net Asset Value, offering and redemption price per share	$10.65		$13.22	$11.97	$12.85	$11.58	$10.11
Net Assets	$1,038,329		$24,873,821	$130,686	$570,666	$1,491,125	$8,946,871
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	97,455		1,881,740	10,919	44,424	128,762	884,870

Class I:
Net Asset Value, offering and redemption price per share	$10.85		$13.56	$14.23	$12.82	$11.87	$10.18
Net Assets	$261,023,193		$665,762,847	$11,230,808	$19,689,227	$586,399,920	$148,041,078
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	24,047,044		49,115,007	789,258	1,535,308	49,394,123	14,541,854

Class R1:
Net Asset Value, offering and redemption price per share	—		$10.35	—	—	—	—
Net Assets	—		$807,926	—	—	—	—
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	—		78,055	—	—	—	—

Class R2:
Net Asset Value, offering and redemption price per share	$12.70	*	$10.66	—	—	—	—
Net Assets	$761		$507,060	—	—	—	—
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	60		47,583	—	—	—	—

*	Per share amounts may not recalculate due to rounding.

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF OPERATIONS

December 31, 2023 (Unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
INVESTMENT INCOME:
Dividends*	$2,868,658	$13,294,069	$156,111	$269,204	$8,944,704	$3,967,866
Interest and other income	145,330	258,288	4,455	4,390	375,859	117,774
Total Investment Income	3,013,988	13,552,357	160,566	273,594	9,320,563	4,085,640
EXPENSES:
Investment advisory fees (Note 6)	1,241,295	4,292,291	60,868	108,797	2,490,473	939,142
Administrative fees	58,687	148,669	12,303	9,082	99,799	39,116
Distribution fees (Note 7)
Retail	5,758	109,363	591	2,342	16,289	9,106
Class C	4,312	139,560	609	3,244	7,038	45,613
Class R1	—	1,922	—	—	—	—
Class R2	—	597	—	—	—	—
Registration and filing fees	38,013	33,399	15,113	16,601	31,530	27,644
Custody fees	43,496	15,973	2,556	1,607	219,467	6,445
Transfer agent fees	33,617	65,467	23,148	23,398	26,205	29,530
Legal fees	34,217	34,217	34,217	35,679	30,393	30,393
Professional fees	30,885	30,569	29,710	29,710	42,353	31,059
Trustees’ fees	40,412	40,412	40,412	40,412	40,412	40,412
Other expenses	24,455	65,161	11,595	9,965	32,746	23,437
Total Expenses	1,555,147	4,977,600	231,122	280,837	3,036,705	1,221,897
Less expenses reimbursed from
Investment Advisor (Note 6)
Retail	(5,659)	(154,326)	(6,542)	(16,669)	(13,380)	(18,239)
Class C	(1,048)	(49,366)	(1,705)	(5,792)	(1,459)	(22,930)
Class I	(296,519)	(1,304,474)	(160,839)	(171,203)	(503,121)	(423,021)
Class R1	—	(392)	—	—	—	—
Class R2	—	(244)	—	—	—	—
Net Expenses	1,251,921	3,468,798	62,036	87,173	2,518,745	757,707
NET INVESTMENT INCOME	1,762,067	10,083,559	98,530	186,421	6,801,818	3,327,933

Net realized gain/(loss) on:
Investments	(3,667,614)	38,309,718	271,398	765,136	1,993,295	(4,866,608)
Written options	—	—	—	—	—	2,056,646
Capital gains tax	—	—	—	—	(260,412)	—
Foreign currency related transactions	(83,250)	1,033	—	71	(309,103)	291
Total Net realized gain/loss	(3,750,864)	38,310,751	271,398	765,207	1,423,780	(2,809,671)
Net change in unrealized appreciation/depreciation on:
Investments	21,801,984	(36,916,706)	458,894	(395,554)	53,340,124	1,792,340
Written options	—	—	—	—	—	(200,495)
Capital gains tax	—	—	—	—	(4,172,191)	—
Foreign currency related translations	58,450	(260)	—	—	18,132	397
Total net change in unrealized appreciation/depreciation	21,860,434	(36,916,966)	458,894	(395,554)	49,186,065	1,592,242
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS	18,109,570	1,393,785	730,292	369,653	50,609,845	(1,217,429)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,871,637	$11,477,344	$828,822	$556,074	$57,411,663	$2,110,504
*Foreign taxes withheld on dividends	$251,643	$90,539	$—	$656	$1,204,277	$29,601

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2023 (Unaudited)

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
OPERATIONS
Net investment income	$1,762,067	$6,891,007	$10,083,559	$25,731,047
Net realized gain/(loss)	(3,750,864)	(10,900,304)	38,310,751	59,325,031
Net change in unrealized appreciation/depreciation	21,860,434	32,322,975	(36,916,966)	(2,723,116)
Net Increase in net assets resulting from operations	19,871,637	28,313,678	11,477,344	82,332,962
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(103,022)	(129,178)	(8,673,426)	(8,442,117)
Class C	(17,798)	(20,807)	(2,561,029)	(2,445,946)
Class I	(5,442,975)	(6,571,030)	(70,025,194)	(72,658,297)
Class R1	—	—	(100,951)	(73,086)
Class R2	(13)	(16)	(62,238)	(40,208)
Net (decrease) in net assets from distributions	(5,563,808)	(6,721,031)	(81,422,838)	(83,659,654)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	1,462,463	3,072,075	31,900,606	12,471,663
Class C	210,000	92,080	1,127,633	2,925,023
Class I	32,659,831	138,828,222	71,975,989	159,672,791
Class R1	—	—	12,268	32,010
Class R2	—	685	25,954	297,583
Dividends reinvested
Retail	96,524	118,524	8,375,522	8,150,528
Class C	16,463	18,297	2,494,976	2,393,537
Class I	3,469,518	4,002,478	58,314,774	59,066,364
Class R1	—	—	100,952	73,086
Class R2	14	15	62,238	40,208
Shares redeemed
Retail	(1,871,389)	(3,092,075)	(43,973,699)	(32,720,047)
Class C	(213,091)	(299,866)	(6,996,928)	(6,404,039)
Class I	(29,975,960)	(97,884,607)	(206,921,607)	(280,465,883)
Class R1	—	—	(474)	(4,747)
Class R2	—	(673)	(36,613)	(481,284)
Redemption fees
Retail	143	—	—	—
Class C	—	—	—	1,012
Class I	—	59	343	25
Class R1	—	—	—	—
Class R2	—	—	4	—
Net Increase/(Decrease) in net assets derived from capital share transactions	5,854,516	44,855,214	(83,538,062)	(74,952,170)
Net Increase/(Decrease) in net assets	20,162,345	66,447,861	(153,483,556)	(76,278,862)
NET ASSETS
Beginning of year	246,600,956	180,153,095	928,769,100	1,005,047,962
End of year	$266,763,301	$246,600,956	$775,285,544	$928,769,100

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2023 (Unaudited)

	Cullen Small Cap Value Fund		Cullen Value Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
OPERATIONS
Net investment income	$98,530	$190,674	$186,421	$382,304
Net realized gain/(loss)	271,398	(147,927)	765,207	923,895
Net change in unrealized appreciation/depreciation	458,894	483,691	(395,554)	909,811
Net Increase in net assets resulting from operations	828,822	526,438	556,074	2,216,010
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(6,558)	(80,789)	(142,974)	(128,947)
Class C	(1,368)	(9,777)	(42,406)	(49,253)
Class I	(175,743)	(885,484)	(1,549,565)	(1,442,176)
Net (decrease) in net assets from distributions	(183,669)	(976,050)	(1,734,945)	(1,620,376)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	6,246	939,392	966,147	62,772
Class C	—	68,466	23,780	45,000
Class I	819,301	8,272,363	184,302	2,540,586
Dividends reinvested
Retail	6,558	80,789	142,974	128,948
Class C	1,368	9,777	42,406	49,253
Class I	175,356	883,647	1,549,566	1,442,176
Shares redeemed
Retail	(156,952)	(808,237)	(1,104,127)	(239,936)
Class C	(4,741)	(6,838)	(177,180)	(189,977)
Class I	(2,666,453)	(4,303,557)	(753,755)	(5,540,265)
Redemption fees
Retail	—	—	—	—
Class C	—	—	—	—
Class I	—	230	—	—
Net Increase/(Decrease) in net assets derived from capital share transactions	(1,819,317)	5,136,032	874,113	(1,701,443)
Net Increase/(Decrease) in net assets	(1,174,164)	4,686,420	(304,758)	(1,105,809)
NET ASSETS
Beginning of year	12,971,678	8,285,258	22,419,871	23,525,680
End of year	$11,797,514	$12,971,678	$22,115,113	$22,419,871

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2023 (Unaudited)

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
OPERATIONS
Net investment income	$6,801,818	$16,385,942	$3,327,933	$6,161,306
Net realized gain/(loss)	1,423,780	(27,147,239)	(2,809,671)	(4,853,149)
Net change in unrealized appreciation	49,186,065	66,904,936	1,592,242	10,158,076
Net Increase in net assets resulting from operations	57,411,663	56,143,639	2,110,504	11,466,233
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(440,953)	(357,733)	(276,817)	(201,202)
Class C	(34,195)	(49,651)	(267,469)	(278,451)
Class I	(14,731,238)	(15,416,367)	(5,530,570)	(6,621,342)
From tax return of capital
Retail	—	—	—	(97,776)
Class C	—	—	—	(133,283)
Class I	—	—	—	(3,463,743)
Net (decrease) in net assets from distributions	(15,206,386)	(15,823,751)	(6,074,856)	(10,795,797)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	9,804,286	3,175,041	4,838,625	5,681,472
Class C	5,000	37,200	474,161	4,158,245
Class I	184,262,708	180,676,768	24,685,965	123,798,122
Dividends reinvested
Retail	405,497	319,465	245,841	265,952
Class C	33,552	47,976	249,198	356,364
Class I	13,591,041	14,391,049	5,244,972	9,615,323
Shares redeemed
Retail	(2,957,436)	(2,252,646)	(1,819,280)	(3,810,606)
Class C	(62,607)	(236,006)	(1,599,822)	(1,689,331)
Class I	(68,422,771)	(120,413,617)	(95,843,483)	(76,565,807)
Redemption fees
Retail	598	—	—	—
Class C	—	—	—	41
Class I	550	2,051	11	3,928
Net Increase/(Decrease) in net assets derived from capital share transactions	136,660,418	75,747,281	(63,523,812)	61,813,703
Net Increase/(Decrease) in net assets	178,865,695	116,067,169	(67,488,164)	62,484,139
NET ASSETS
Beginning of year	427,263,584	311,196,415	232,781,091	170,296,952
End of year	$606,129,279	$427,263,584	$165,292,927	$232,781,091

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$10.17		$9.16	$10.94	$8.79	$9.55	$9.88

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.29	0.24	0.28	0.19	0.26
Net realized and unrealized gain/loss	0.72		1.00	(1.71)	2.15	(0.66)	(0.27)
Total from Investment Operations	0.78		1.29	(1.47)	2.43	(0.47)	(0.01)

DISTRIBUTIONS:
From distributable earnings	(0.22)		(0.28)	(0.31)	(0.28)	(0.29)	(0.32)
Total Distributions	(0.22)		(0.28)	(0.31)	(0.28)	(0.29)	(0.32)

Net Increase/(Decrease) in net asset value	0.56		1.01	(1.78)	2.15	(0.76)	(0.33)
Net Asset Value, End of Period	$10.73		$10.17	$9.16	$10.94	$8.79	$9.55
TOTAL RETURN(b)	7.92%		14.28%	(13.71%)	27.95%	(4.99%)	(0.04%)

RATIOS/SUPPLEMENTAL DATA:(c)

Net Assets, End of Period (000s)	$4,701		$4,776	$4,188	$6,267	$5,438	$7,202
Ratio of operating expenses to average net assets excluding waivers	1.49	%(d)	1.56%	1.51%	1.52%	1.55%	1.54%
Ratio of operating expenses to average net assets including waivers	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	0.95	%(d)	2.72%	1.97%	2.57%	1.71%	2.45%
Ratio of net investment income to average net assets including waivers	1.19	%(d)	3.03%	2.23%	2.84%	2.01%	2.74%
Portfolio turnover rate	27%		63%	75%	57%	64%	39%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$10.12		$9.11	$10.90	$8.78	$9.53	$9.85

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.20	0.20	0.22	0.11	0.20
Net realized and unrealized gain/loss	0.71		1.02	(1.75)	2.12	(0.65)	(0.27)
Total from Investment Operations	0.73		1.22	(1.55)	2.34	(0.54)	(0.07)

DISTRIBUTIONS:
From distributable earnings	(0.20)		(0.21)	(0.24)	(0.22)	(0.21)	(0.25)
Total Distributions	(0.20)		(0.21)	(0.24)	(0.22)	(0.21)	(0.25)

Net Increase/(Decrease) in net asset value	0.53		1.01	(1.79)	2.12	(0.75)	(0.32)
Net Asset Value, End of Period	$10.65		$10.12	$9.11	$10.90	$8.78	$9.53
TOTAL RETURN(b)	7.44%		13.50%	(14.38%)	26.92%	(5.71%)	(0.70%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,038		$985	$1,071	$1,387	$1,084	$2,556
Ratio of operating expenses to average net assets excluding waivers	2.24	%(d)	2.31%	2.26%	2.27%	2.29%	2.29%
Ratio of operating expenses to average net assets including waivers	2.00	%(d)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	0.24	%(d)	1.83%	1.64%	1.93%	0.92%	1.80%
Ratio of net investment income to average net assets including waivers	0.48	%(d)	2.14%	1.90%	2.20%	1.21%	2.09%
Portfolio turnover rate	27%		63%	75%	57%	64%	39%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.
(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$10.28		$9.25	$11.03	$8.86	$9.63	$9.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.33	0.34	0.32	0.21	0.29
Net realized and unrealized gain/loss	0.73		1.00	(1.80)	2.15	(0.67)	(0.26)
Total from Investment Operations	0.80		1.33	(1.46)	2.47	(0.46)	0.03

DISTRIBUTIONS:
From distributable earnings	(0.23)		(0.30)	(0.32)	(0.30)	(0.31)	(0.35)
Total Distributions	(0.23)		(0.30)	(0.32)	(0.30)	(0.31)	(0.35)

Net Increase/(Decrease) in net asset value	0.57		1.03	(1.78)	2.17	(0.77)	(0.32)
Net Asset Value, End of Period	$10.85		$10.28	$9.25	$11.03	$8.86	$9.63
TOTAL RETURN(b)	8.01%		14.63%	(13.49%)	28.24%	(4.81%)	0.34%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$261,023		$240,839	$174,893	$188,481	$137,044	$148,416
Ratio of operating expenses to average net assets excluding waivers	1.24	%(d)	1.30%	1.26%	1.27%	1.30%	1.29%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.18	%(d)	3.06%	2.90%	2.86%	1.99%	2.71%
Ratio of net investment income to average net assets including waivers	1.42	%(d)	3.36%	3.16%	3.13%	2.29%	3.00%
Portfolio turnover rate	27%		63%	75%	57%	64%	39%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.
(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class R2
Net Asset Value, Beginning of Period	$11.98		$10.76	$12.78	$10.23	$11.06	$11.38

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.32	0.37	0.30	0.17	0.28
Net realized and unrealized gain/loss	0.86		1.17	(2.12)	2.51	(0.75)	(0.30)
Total from Investment Operations	0.94		1.49	(1.75)	2.81	(0.58)	(0.02)

DISTRIBUTIONS:
From distributable earnings	(0.22)		(0.27)	(0.27)	(0.26)	(0.25)	(0.30)
Total Distributions	(0.22)		(0.27)	(0.27)	(0.26)	(0.25)	(0.30)

Net Increase/(Decrease) in net asset value	0.72		1.22	(2.02)	2.55	(0.83)	(0.32)
Net Asset Value, End of Period	$12.70		$11.98	$10.76	$12.78	$10.23	$11.06
TOTAL RETURN(b)	8.07%		14.07%	(13.85%)	27.70%	(5.24%)	(0.19%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1		$1	$1	$4	$4	$45
Ratio of operating expenses to average net assets excluding waivers	1.04	%(d)	1.46%	1.25%	1.54%	1.54%	1.54%
Ratio of operating expenses to average net assets including waivers	1.04	%(d)	1.46%	1.25%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets excluding waivers	1.36	%(d)	2.82%	2.99%	2.56%	1.51%	2.57%
Ratio of net investment income to average net assets including waivers	1.36	%(d)	2.82%	2.99%	2.60%	1.55%	2.61%
Portfolio turnover rate	27%		63%	75%	57%	64%	39%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.
(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$14.77		$14.83	$17.09	$14.07	$16.91	$17.68

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.36	0.33	0.37	0.37	0.38
Net realized and unrealized gain/loss	0.12		0.84	(0.78)	4.26	(2.13)	1.08
Total from Investment Operations	0.27		1.20	(0.45)	4.63	(1.76)	1.46

DISTRIBUTIONS:
From distributable earnings	(1.50)		(1.26)	(1.81)	(1.61)	(1.08)	(2.23)
Total Distributions	(1.50)		(1.26)	(1.81)	(1.61)	(1.08)	(2.23)

Net Increase/(Decrease) in net asset value	(1.23)		(0.06)	(2.26)	3.02	(2.84)	(0.77)
Net Asset Value, End of Period	$13.54		$14.77	$14.83	$17.09	$14.07	$16.91
TOTAL RETURN(b)	1.97%		8.26%	(3.53%)	35.10%	(11.27%)	9.74%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$83,334		$94,318	$106,659	$129,052	$122,691	$180,108
Ratio of operating expenses to average net assets excluding waivers	1.35	%(d)	1.36%	1.34%	1.34%	1.33%	1.32%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.81	%(d)	2.04%	1.62%	2.04%	1.99%	1.88%
Ratio of net investment income to average net assets including waivers	2.16	%(d)	2.40%	1.96%	2.38%	2.32%	2.20%
Portfolio turnover rate	20%		35%	16%	40%	41%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.
(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$14.45		$14.55	$16.82	$13.87	$16.69	$17.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.24	0.20	0.25	0.25	0.25
Net realized and unrealized gain/loss	0.11		0.83	(0.77)	4.21	(2.10)	1.05
Total from Investment Operations	0.21		1.07	(0.57)	4.46	(1.85)	1.30

DISTRIBUTIONS:
From distributable earnings	(1.44)		(1.17)	(1.70)	(1.51)	(0.97)	(2.11)
Total Distributions	(1.44)		(1.17)	(1.70)	(1.51)	(0.97)	(2.11)

Net Increase/(Decrease) in net asset value	(1.23)		(0.10)	(2.27)	2.95	(2.82)	(0.81)
Net Asset Value, End of Period	$13.22		$14.45	$14.55	$16.82	$13.87	$16.69
TOTAL RETURN(b)	1.62%		7.46%	(4.30%)	34.16%	(11.94%)	8.88%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$24,874		$30,603	$31,861	$35,626	$35,533	$54,940
Ratio of operating expenses to average net assets excluding waivers	2.10	%(d)	2.11%	2.09%	2.09%	2.08%	2.07%
Ratio of operating expenses to average net assets including waivers	1.75	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	1.06	%(d)	1.29%	0.88%	1.30%	1.24%	1.12%
Ratio of net investment income to average net assets including waivers	1.41	%(d)	1.65%	1.22%	1.64%	1.57%	1.44%
Portfolio turnover rate	20%		35%	16%	40%	41%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.
(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$14.78		$14.84	$17.11	$14.07	$16.92	$17.69

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.40	0.37	0.41	0.41	0.42
Net realized and unrealized gain/loss	0.12		0.84	(0.79)	4.28	(2.14)	1.08
Total from Investment Operations	0.29		1.24	(0.42)	4.69	(1.73)	1.50

DISTRIBUTIONS:
From distributable earnings	(1.51)		(1.30)	(1.85)	(1.65)	(1.12)	(2.27)
Total Distributions	(1.51)		(1.30)	(1.85)	(1.65)	(1.12)	(2.27)

Net Increase/(Decrease) in net asset value	(1.22)		(0.06)	(2.27)	3.04	(2.85)	(0.77)
Net Asset Value, End of Period	$13.56		$14.78	$14.84	$17.11	$14.07	$16.92
TOTAL RETURN(b)	2.17%		8.52%	(3.35%)	35.58%	(11.10%)	10.02%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$665,763		$802,559	$865,159	$995,683	$915,992	$1,364,116
Ratio of operating expenses to average net assets excluding waivers	1.10	%(d)	1.11%	1.08%	1.09%	1.08%	1.07%
Ratio of operating expenses to average net assets including waivers	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	2.06	%(d)	2.29%	1.88%	2.29%	2.24%	2.13%
Ratio of net investment income to average net assets including waivers	2.41	%(d)	2.65%	2.21%	2.63%	2.57%	2.45%
Portfolio turnover rate	20%		35%	16%	40%	41%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.
(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class R1
Net Asset Value, Beginning of Period	$11.64		$11.94	$14.07	$11.79	$14.34	$15.35

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.23	0.20	0.24	0.24	0.26
Net realized and unrealized gain/loss	0.09		0.68	(0.62)	3.53	(1.78)	0.89
Total from Investment Operations	0.18		0.91	(0.42)	3.77	(1.54)	1.15

DISTRIBUTIONS:
From distributable earnings	(1.47)		(1.21)	(1.71)	(1.49)	(1.01)	(2.16)
Total Distributions	(1.47)		(1.21)	(1.71)	(1.49)	(1.01)	(2.16)

Net Increase/(Decrease) in net asset value	(1.29)		(0.30)	(2.13)	2.28	(2.55)	(1.01)
Net Asset Value, End of Period	$10.35		$11.64	$11.94	$14.07	$11.79	$14.34
TOTAL RETURN(b)	1.71%		7.76%	(4.04%)	34.49%	(11.72%)	9.14%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$808		$782	$700	$733	$560	$646
Ratio of operating expenses to average net assets excluding waivers	1.60	%(d)	1.61%	1.58%	1.59%	1.58%	1.57%
Ratio of operating expenses to average net assets including waivers	1.50	%(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets excluding waivers	1.57	%(d)	1.81%	1.38%	1.79%	1.76%	1.70%
Ratio of net investment income to average net assets including waivers	1.67	%(d)	1.92%	1.46%	1.88%	1.84%	1.77%
Portfolio turnover rate	20%		35%	16%	40%	41%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.
(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class R2
Net Asset Value, Beginning of Period	$11.94		$12.21	$14.35	$11.99	$14.57	$15.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.26	0.24	0.28	0.28	0.29
Net realized and unrealized gain/loss	0.09		0.70	(0.64)	3.60	(1.82)	0.92
Total from Investment Operations	0.20		0.96	(0.40)	3.88	(1.54)	1.21

DISTRIBUTIONS:
From distributable earnings	(1.48)		(1.23)	(1.74)	(1.52)	(1.04)	(2.19)
Total Distributions	(1.48)		(1.23)	(1.74)	(1.52)	(1.04)	(2.19)

Net Increase/(Decrease) in net asset value	(1.28)		(0.27)	(2.14)	2.36	(2.58)	(0.98)
Net Asset Value, End of Period	$10.66		$11.94	$12.21	$14.35	$11.99	$14.57
TOTAL RETURN(b)	1.88%		8.05%	(3.82%)	34.83%	(11.53%)	9.45%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$507		$507	$669	$1,036	$920	$1,191
Ratio of operating expenses to average net assets excluding waivers	1.35	%(d)	1.36%	1.33%	1.35%	1.58%	1.57%
Ratio of operating expenses to average net assets including waivers	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	1.80	%(d)	2.03%	1.58%	2.04%	1.75%	1.64%
Ratio of net investment income to average net assets including waivers	1.90	%(d)	2.14%	1.66%	2.14%	2.08%	1.96%
Portfolio turnover rate	20%		35%	16%	40%	41%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.
(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$12.62		$13.21	$15.98	$9.40	$11.36	$12.35

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.08		0.19	0.14	0.01	0.05	(0.02)
Net realized and unrealized gain/loss	1.10		0.34	(1.06)	6.57	(1.65)	(0.36)
Total from Investment Operations	1.18		0.53	(0.92)	6.58	(1.60)	(0.38)

DISTRIBUTIONS:
From distributable earnings	(0.19)		(1.12)	(1.85)	—	(0.36)	(0.61)
Total Distributions	(0.19)		(1.12)	(1.85)	—	(0.36)	(0.61)

Net Increase/(Decrease) in net asset value	0.99		(0.59)	(2.77)	6.58	(1.96)	(0.99)
Net Asset Value, End of Period	$13.61		$12.62	$13.21	$15.98	$9.40	$11.36
TOTAL RETURN(b)	9.48%		3.95%	(6.35%)	70.00%	(14.79%)	(2.28%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$436		$559	$373	$637	$267	$415
Ratio of operating expenses to average net assets excluding waivers	4.02	%(d)	4.88%	4.25%	4.87%	7.38%	7.67	%(e)(f)
Ratio of operating expenses to average net assets including waivers	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment (loss) to average net assets excluding waivers	(1.42	%)(d)	(2.21%)	(2.10%)	(3.55%)	(5.65%)	(6.63	%)(e)(g)

Ratio of net investment income/(loss) to average net assets including waivers	1.35	%(d)	1.42%	0.90%	0.07%	0.48%	(0.21%)
Portfolio turnover rate	44%		70%	31%	70%	111%	140%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.
(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.
(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated.

However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before

Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.
(g)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$11.10		$11.66	$14.43		$8.56	$10.41	$11.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.04		0.08	(0.00	)(b)	(0.08)	(0.02)	(0.10)
Net realized and unrealized gain/loss	0.95		0.32	(0.92)		5.95	(1.50)	(0.34)
Total from Investment Operations	0.99		0.40	(0.92)		5.87	(1.52)	(0.44)

DISTRIBUTIONS:
From distributable earnings	(0.12)		(0.96)	(1.85)		—	(0.33)	(0.61)
Total Distributions	(0.12)		(0.96)	(1.85)		—	(0.33)	(0.61)

Net Increase/(Decrease) in net asset value	0.87		(0.56)	(2.77)		5.87	(1.85)	(1.05)
Net Asset Value, End of Period	$11.97		$11.10	$11.66		$14.43	$8.56	$10.41
TOTAL RETURN(c)	8.99%		3.28%	(7.11%)		68.57%	(15.32%)	(3.01%)

RATIOS/SUPPLEMENTAL DATA:(d)
Net Assets, End of Period (000s)	$131		$125	$65		$336	$399	$58
Ratio of operating expenses to average net assets excluding waivers	4.80	%(e)	5.62%	5.04%		5.96%	7.22%	8.30	%(f)(g)
Ratio of operating expenses to average net assets including waivers	2.00	%(e)	2.00%	2.00%		2.00%	2.00%	2.00%
Ratio of net investment (loss) to average net assets excluding waivers	(2.11	%)(e)	(2.90%)	(3.07%)		(4.62%)	(5.49%)	(7.26	%)(f)(h)
Ratio of net investment income/(loss) to average net assets including waivers	0.69	%(e)	0.72%	(0.03%)		(0.66%)	(0.27%)	(0.96%)
Portfolio turnover rate	44%		70%	31%		70%	111%	140%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Amount represents less than $0.005 per common share.

(c)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(d)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(e)	Annualized.

(f)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(g)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.

(h)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$13.19		$13.69	$16.45	$9.68	$11.66	$12.63

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.24	0.18	0.05	0.08	0.01
Net realized and unrealized gain/loss	1.14		0.35	(1.09)	6.75	(1.69)	(0.37)
Total from Investment Operations	1.25		0.59	(0.91)	6.80	(1.61)	(0.36)

DISTRIBUTIONS:
From distributable earnings	(0.21)		(1.09)	(1.85)	(0.03)	(0.37)	(0.61)
Total Distributions	(0.21)		(1.09)	(1.85)	(0.03)	(0.37)	(0.61)

Net Increase/(Decrease) in net asset value	1.04		(0.50)	(2.76)	6.77	(1.98)	(0.97)
Net Asset Value, End of Period	$14.23		$13.19	$13.69	$16.45	$9.68	$11.66
TOTAL RETURN(b)	9.58%		4.25%	(6.11%)	70.34%	(14.49%)	(2.07%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$11,231		$12,288	$7,848	$7,817	$3,570	$3,810
Ratio of operating expenses to average net assets excluding waivers	3.77	%(d)	4.56%	4.00%	4.72%	7.57%	7.50	%(e)(f)
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment (loss) to average net assets excluding waivers	(1.14	%)(d)	(1.84%)	(1.85%)	(3.38%)	(5.80%)	(6.45	%)(e)(g)
Ratio of net investment income to average net assets including waivers	1.63	%(d)	1.72%	1.15%	0.34%	0.77%	0.05%
Portfolio turnover rate	44%		70%	31%	70%	111%	140%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.

(g)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$13.61		$13.27	$15.85	$13.87	$16.56	$15.35

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.19	0.20	0.25	0.26	0.23
Net realized and unrealized gain/loss	0.24		1.06	(1.10)	3.99	(0.93)	1.21
Total from Investment Operations	0.34		1.25	(0.90)	4.24	(0.67)	1.44

DISTRIBUTIONS:
From distributable earnings	(1.07)		(0.91)	(1.68)	(2.26)	(2.02)	(0.23)
Total Distributions	(1.07)		(0.91)	(1.68)	(2.26)	(2.02)	(0.23)

Net Increase/(Decrease) in net asset value	(0.73)		0.34	(2.58)	1.98	(2.69)	1.21
Net Asset Value, End of Period	$12.88		$13.61	$13.27	$15.85	$13.87	$16.56
TOTAL RETURN(b)	2.58%		9.67%	(6.72%)	33.12%	(5.38%)	9.48%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,855		$1,953	$1,947	$2,231	$1,358	$792
Ratio of operating expenses to average net assets excluding waivers	2.77	%(d)	3.54%	2.23%	2.31%	2.25%	1.97	%(e)(f)
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.26	%)(d)	(1.11%)	0.07%	0.34%	0.50%	0.49	%(e)(g)
Ratio of net investment income to average net assets including waivers	1.51	%(d)	1.43%	1.30%	1.65%	1.75%	1.46%
Portfolio turnover rate	13%		27%	36%	40%	18%	5%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.

(g)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$13.58		$13.24	$15.82	$13.85	$16.55	$15.34

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.09	0.09	0.12	0.15	0.12
Net realized and unrealized gain/loss	0.25		1.06	(1.11)	4.00	(0.93)	1.20
Total from Investment Operations	0.30		1.15	(1.02)	4.12	(0.78)	1.32

DISTRIBUTIONS:
From distributable earnings	(1.03)		(0.81)	(1.56)	(2.15)	(1.92)	(0.11)
Total Distributions	(1.03)		(0.81)	(1.56)	(2.15)	(1.92)	(0.11)

Net Increase/(Decrease) in net asset value	(0.73)		0.34	(2.58)	1.97	(2.70)	1.21
Net Asset Value, End of Period	$12.85		$13.58	$13.24	$15.82	$13.85	$16.55
TOTAL RETURN(b)	2.22%		8.88%	(7.45%)	32.18%	(6.11%)	8.64%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$571		$711	$783	$596	$360	$404
Ratio of operating expenses to average net assets excluding waivers	3.53	%(d)	4.28%	3.01%	3.05%	2.93%	2.65	%(e)(f)
Ratio of operating expenses to average net assets including waivers	1.75	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment (loss) to average net assets excluding waivers	(1.00	%)(d)	(1.85%)	(0.66%)	(0.49%)	(0.20%)	(0.13	%)(e)(g)
Ratio of net investment income to average net assets including waivers	0.78	%(d)	0.68%	0.60%	0.81%	0.98%	0.77%
Portfolio turnover rate	13%		27%	36%	40%	18%	5%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.

(g)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$13.55		$13.22	$15.80	$13.84	$16.55	$15.34

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.23	0.24	0.28	0.31	0.27
Net realized and unrealized gain/loss	0.24		1.05	(1.10)	3.98	(0.93)	1.21
Total from Investment Operations	0.36		1.28	(0.86)	4.26	(0.62)	1.48

DISTRIBUTIONS:
From distributable earnings	(1.09)		(0.95)	(1.72)	(2.30)	(2.09)	(0.27)
Total Distributions	(1.09)		(0.95)	(1.72)	(2.30)	(2.09)	(0.27)

Net Increase/(Decrease) in net asset value	(0.73)		0.33	(2.58)	1.96	(2.71)	1.21
Net Asset Value, End of Period	$12.82		$13.55	$13.22	$15.80	$13.84	$16.55
TOTAL RETURN(b)	2.71%		9.96%	(6.51%)	33.42%	(5.12%)	9.74%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$19,689		$19,756	$20,795	$24,287	$21,644	$39,111
Ratio of operating expenses to average net assets excluding waivers	2.52	%(d)	3.29%	1.98%	2.08%	1.88%	1.74	%(e)(f)
Ratio of operating expenses to average net assets including waivers	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.02	%)(d)	(0.86%)	0.31%	0.59%	0.84%	0.73	%(e)(g)
Ratio of net investment income to average net assets including waivers	1.75	%(d)	1.68%	1.54%	1.92%	1.97%	1.72%
Portfolio turnover rate	13%		27%	36%	40%	18%	5%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.

(g)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$10.90		$9.74	$12.30	$8.95	$10.26	$10.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.46	0.36	0.29	0.27	0.42
Net realized and unrealized gain/loss	1.05		1.14	(2.54)	3.30	(1.23)	(0.35)
Total from Investment Operations	1.18		1.60	(2.18)	3.59	(0.96)	0.07

DISTRIBUTIONS:
From distributable earnings	(0.31)		(0.44)	(0.38)	(0.24)	(0.35)	(0.36)
Total Distributions	(0.31)		(0.44)	(0.38)	(0.24)	(0.35)	(0.36)

Net Increase/(Decrease) in net asset value	0.87		1.16	(2.56)	3.35	(1.31)	(0.29)
Net Asset Value, End of Period	$11.77		$10.90	$9.74	$12.30	$8.95	$10.26
TOTAL RETURN(b)	11.00%		16.93%	(17.95%)	40.49%	(9.47%)	0.66%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$18,238		$9,734	$7,492	$9,819	$10,199	$15,576
Ratio of operating expenses to average net assets excluding waivers	1.45	%(d)	1.54%	1.49%	1.52%	1.49%	1.43%
Ratio of operating expenses to average net assets including waivers	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	2.20	%(d)	4.26%	2.91%	2.35%	2.51%	4.01%
Ratio of net investment income to average net assets including waivers	2.40	%(d)	4.55%	3.15%	2.62%	2.75%	4.19%
Portfolio turnover rate	31%		65%	87%	80%	70%	77%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$10.73		$9.59	$12.14	$8.84	$10.14	$10.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.37	0.28	0.21	0.19	0.34
Net realized and unrealized gain/loss	1.02		1.13	(2.51)	3.26	(1.21)	(0.35)
Total from Investment Operations	1.12		1.50	(2.23)	3.47	(1.02)	(0.01)

DISTRIBUTIONS:
From distributable earnings	(0.27)		(0.36)	(0.32)	(0.17)	(0.28)	(0.30)
Total Distributions	(0.27)		(0.36)	(0.32)	(0.17)	(0.28)	(0.30)

Net Increase/(Decrease) in net asset value	0.85		1.14	(2.55)	3.30	(1.30)	(0.31)
Net Asset Value, End of Period	$11.58		$10.73	$9.59	$12.14	$8.84	$10.14
TOTAL RETURN(b)	10.57%		16.10%	(18.58%)	39.51%	(10.20%)	(0.08%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,491		$1,405	$1,405	$1,869	$1,467	$2,039
Ratio of operating expenses to average net assets excluding waivers	2.21	%(d)	2.29%	2.24%	2.27%	2.24%	2.18%
Ratio of operating expenses to average net assets including waivers	2.00	%(d)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	1.58	%(d)	3.46%	2.20%	1.65%	1.75%	3.22%
Ratio of net investment income to average net assets including waivers	1.79	%(d)	3.75%	2.44%	1.92%	1.99%	3.40%
Portfolio turnover rate	31%		65%	87%	80%	70%	77%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$10.99		$9.82	$12.39	$9.01	$10.33	$10.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.49	0.48	0.33	0.29	0.45
Net realized and unrealized gain/loss	1.05		1.14	(2.65)	3.32	(1.23)	(0.35)
Total from Investment Operations	1.20		1.63	(2.17)	3.65	(0.94)	0.10

DISTRIBUTIONS:
From distributable earnings	(0.32)		(0.46)	(0.40)	(0.27)	(0.38)	(0.38)
Total Distributions	(0.32)		(0.46)	(0.40)	(0.27)	(0.38)	(0.38)

Net Increase/(Decrease) in net asset value	0.88		1.17	(2.57)	3.38	(1.32)	(0.28)
Net Asset Value, End of Period	$11.87		$10.99	$9.82	$12.39	$9.01	$10.33
TOTAL RETURN(b)	11.13%		17.18%	(17.75%)	40.91%	(9.26%)	0.93%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$586,400		$416,125	$302,300	$289,113	$237,242	$332,377
Ratio of operating expenses to average net assets excluding waivers	1.20	%(d)	1.29%	1.24%	1.27%	1.24%	1.18%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.53	%(d)	4.52%	3.95%	2.71%	2.73%	4.22%
Ratio of net investment income to average net assets including waivers	2.73	%(d)	4.81%	4.19%	2.98%	2.97%	4.40%
Portfolio turnover rate	31%		65%	87%	80%	70%	77%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Retail
Net Asset Value, Beginning of Period	$10.29		$10.15	$11.44	$8.95	$10.15	$9.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.32	0.29	0.26	0.25	0.24
Net realized and unrealized gain/loss	(0.02)		0.38	(0.60)	2.77	(0.86)	0.60
Total from Investment Operations	0.15		0.70	(0.31)	3.03	(0.61)	0.84

DISTRIBUTIONS:
From distributable earnings	(0.34)		(0.39)	(0.98)	(0.54)	(0.38)	(0.56)
From tax return of capital	—		(0.17)	—	—	(0.21)	—
Total Distributions	(0.34)		(0.56)	(0.98)	(0.54)	(0.59)	(0.56)

Net Increase/(Decrease) in net asset value	(0.19)		0.14	(1.29)	2.49	(1.20)	0.28
Net Asset Value, End of Period	$10.10		$10.29	$10.15	$11.44	$8.95	$10.15
TOTAL RETURN(b)	1.55%		7.11%	(3.19%)	34.77%	(6.08%)	8.69%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$8,305		$5,154	$3,078	$2,395	$1,899	$2,243
Ratio of operating expenses to average net assets excluding waivers	1.50	%(d)	1.53%	1.56%	1.81%	1.94%	1.86	%(e)(f)
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	3.00	%(d)	2.54%	2.01%	1.72%	1.66%	1.48	%(e)(g)
Ratio of net investment income to average net assets including waivers	3.50	%(d)	3.07%	2.57%	2.53%	2.60%	2.34%
Portfolio turnover rate	59%		176%	93%	139%	170%	192%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.

(g)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class C
Net Asset Value, Beginning of Period	$10.31		$10.16	$11.47	$8.98	$10.17	$9.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.24	0.20	0.18	0.17	0.16
Net realized and unrealized gain/loss	(0.03)		0.39	(0.59)	2.77	(0.85)	0.60
Total from Investment Operations	0.10		0.63	(0.39)	2.95	(0.68)	0.76

DISTRIBUTIONS:
From distributable earnings	(0.30)		(0.34)	(0.92)	(0.46)	(0.33)	(0.48)
From tax return of capital	—		(0.14)	—	—	(0.18)	—
Total Distributions	(0.30)		(0.48)	(0.92)	(0.46)	(0.51)	(0.48)

Net Increase/(Decrease) in net asset value	(0.20)		0.15	(1.31)	2.49	(1.19)	0.28
Net Asset Value, End of Period	$10.11		$10.31	$10.16	$11.47	$8.98	$10.17
TOTAL RETURN(b)	1.08%		6.39%	(3.88%)	33.66%	(6.72%)	7.86%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$8,947		$10,016	$7,127	$6,590	$4,311	$5,216
Ratio of operating expenses to average net assets excluding waivers	2.25	%(d)	2.29%	2.32%	2.55%	2.67%	2.56	%(e)(f)
Ratio of operating expenses to average net assets including waivers	1.75	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	2.16	%(d)	1.72%	1.24%	0.96%	0.88%	0.78	%(e)(g)
Ratio of net investment income to average net assets including waivers	2.66	%(d)	2.26%	1.81%	1.76%	1.80%	1.59%
Portfolio turnover rate	59%		176%	93%	139%	170%	192%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.

(g)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

December 31, 2023

	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Class I
Net Asset Value, Beginning of Period	$10.38		$10.23	$11.51	$9.00	$10.21	$9.92

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.35	0.31	0.29	0.28	0.26
Net realized and unrealized gain/loss	(0.03)		0.39	(0.59)	2.78	(0.88)	0.61
Total from Investment Operations	0.15		0.74	(0.28)	3.07	(0.60)	0.87

DISTRIBUTIONS:
From distributable earnings	(0.35)		(0.42)	(1.00)	(0.56)	(0.39)	(0.58)
From tax return of capital	—		(0.17)	—	—	(0.22)	—
Total Distributions	(0.35)		(0.59)	(1.00)	(0.56)	(0.61)	(0.58)

Net Increase/(Decrease) in net asset value	(0.20)		0.15	(1.28)	2.51	(1.21)	0.29
Net Asset Value, End of Period	$10.18		$10.38	$10.23	$11.51	$9.00	$10.21
TOTAL RETURN(b)	1.61%		7.45%	(2.90%)	35.09%	(5.92%)	9.03%

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$148,041		$217,611	$160,092	$70,940	$39,697	$44,980
Ratio of operating expenses to average net assets excluding waivers	1.24	%(d)	1.28%	1.28%	1.54%	1.68%	1.64	%(e)(f)
Ratio of operating expenses to average net assets including waivers	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	3.12	%(d)	2.76%	2.20%	1.96%	1.91%	1.69	%(e)(g)
Ratio of net investment income to average net assets including waivers	3.61	%(d)	3.29%	2.73%	2.75%	2.84%	2.58%
Portfolio turnover rate	59%		176%	93%	139%	170%	192%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

(e)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.

(f)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.

(g)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

NOTE 1 - ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. As of December 31, 2023, the Cullen International High Dividend Fund Class R1 has no shares outstanding. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds’ adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of December 31, 2023, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Continued) (Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2023 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$255,019,799	$—	$—	$255,019,799
Preferred Stocks	9,219,906	—	—	9,219,906
Total	$264,239,705	$—	$—	$264,239,705

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$740,169,689	$—	$—	$740,169,689
Exchange-Traded Funds	23,067,941	—	—	23,067,941
Total	$763,237,630	$—	$—	$763,237,630

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$11,752,042	$—	$—	$11,752,042
Total	$11,752,042	$—	$—	$11,752,042

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$21,420,992	$—	$—	$21,420,992
Exchange-Traded Funds	411,504	—	—	411,504
Total	$21,832,496	$—	$—	$21,832,496

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$572,783,373	$—	$—	$572,783,373
Participatory Notes(b)	—	15,498,191	—	15,498,191
Preferred Stocks	14,985,066	—	—	14,985,066
Total	$587,768,439	$15,498,191	$—	$603,266,630

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$164,942,277	$—	$—	$164,942,277
Total	$164,942,277	$—	$—	$164,942,277
Other Financial Instruments(c)
Written Options	$(780,191)	$—	$—	$(780,191)
Total	$(780,191)	$—	$—	$(780,191)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.

(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Continued) (Unaudited)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2023:

	Asset Derivatives Statement of Assets and		Liability Derivatives Statement of Assets
	Liabilities Location		and Liabilities Location
	Location	Fair Value	Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	N/A	$—	Written Options, at value	$(780,191)
Total		$—		$(780,191)

The effect of derivatives instruments on the Statements of Operations for the six months ended December 31, 2023:

			Change in
			Unrealized
		Realized Gain/	Appreciation/
		(Loss) on	Depreciation on
Risk Exposure	Statement of Operations Location	Derivatives	Derivatives
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized depreciation on written options	$2,056,646	$(200,495)
Total		$2,056,646	$(200,495)

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the six months ended December 31, 2023:

Cullen Enhanced Equity Income Fund	Monthly Average Written Option Notional Value
$29,850,725

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Continued) (Unaudited)

NOTE 3 - CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
Cullen International High Dividend Fund
Retail
Shares sold	144,316	323,505
Dividends reinvested	9,900	12,408
Shares redeemed	(185,651)	(323,636)
Net increase/decrease in shares outstanding	(31,435)	12,277
Class C
Shares sold	20,000	9,551
Dividends reinvested	1,697	1,935
Shares redeemed	(21,627)	(31,648)
Net increase/decrease in shares outstanding	70	(20,162)
Class I
Shares sold	3,219,901	14,397,230
Dividends reinvested	351,878	412,035
Shares redeemed	(2,953,561)	(10,287,282)
Net increase in shares outstanding	618,218	4,521,983
Class R2
Shares sold	—	59
Dividends reinvested	1	1
Shares redeemed	—	(57)
Net increase in shares outstanding	1	3
Cullen High Dividend Equity Fund
Retail
Shares sold	2,209,818	834,077
Dividends reinvested	622,605	553,390
Shares redeemed	(3,064,526)	(2,195,231)
Net decrease in shares outstanding	(232,103)	(807,764)
Class C
Shares sold	81,460	198,272
Dividends reinvested	190,259	165,882
Shares redeemed	(507,625)	(436,486)
Net decrease in shares outstanding	(235,906)	(72,332)
Class I
Shares sold	5,084,510	10,639,000
Dividends reinvested	4,328,444	4,006,374
Shares redeemed	(14,586,141)	(18,665,538)
Net decrease in shares outstanding	(5,173,187)	(4,020,164)
Class R1
Shares sold	1,092	2,720
Dividends reinvested	9,808	6,271
Shares redeemed	(42)	(386)
Net increase in shares outstanding	10,859	8,605
Class R2
Shares sold	2,248	24,471
Dividends reinvested	5,873	3,366
Shares redeemed	(3,016)	(40,187)
Net increase/decrease in shares outstanding	5,105	(12,350)

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Continued) (Unaudited)

	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
Cullen Small Cap Value Fund
Retail
Shares sold	509	67,891
Dividends reinvested	505	6,278
Shares redeemed	(13,266)	(58,107)
Net increase/decrease in shares outstanding	(12,252)	16,062
Class C
Shares sold	—	5,380
Dividends reinvested	116	865
Shares redeemed	(432)	(544)
Net increase/decrease in shares outstanding	(316)	5,701
Class I
Shares sold	61,319	595,513
Dividends reinvested	12,906	66,076
Shares redeemed	(216,555)	(303,249)
Net increase/decrease in shares outstanding	(142,330)	358,340
Cullen Value Fund
Retail
Shares sold	71,821	4,765
Dividends reinvested	11,186	9,746
Shares redeemed	(82,456)	(17,803)
Net increase/decrease in shares outstanding	551	(3,292)
Class C
Shares sold	1,907	3,403
Dividends reinvested	3,327	3,725
Shares redeemed	(13,203)	(13,898)
Net decrease in shares outstanding	(7,969)	(6,770)
Class I
Shares sold	13,611	184,004
Dividends reinvested	121,791	109,477
Shares redeemed	(57,753)	(408,409)
Net increase/decrease in shares outstanding	77,649	(114,928)
Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	886,480	313,088
Dividends reinvested	36,305	32,180
Shares redeemed	(265,749)	(221,656)
Net increase in shares outstanding	657,036	123,612
Class C
Shares sold	471	3,578
Dividends reinvested	3,058	4,977
Shares redeemed	(5,667)	(24,089)
Net decrease in shares outstanding	(2,138)	(15,534)
Class I
Shares sold	16,471,309	17,688,528
Dividends reinvested	1,207,075	1,434,511
Shares redeemed	(6,133,557)	(12,066,099)
Net increase in shares outstanding	11,544,827	7,056,940

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Continued) (Unaudited)

	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
Cullen Enhanced Equity Income Fund
Retail
Shares sold	479,745	540,649
Dividends reinvested	25,074	26,065
Shares redeemed	(183,001)	(369,269)
Net increase in shares outstanding	321,818	197,445
Class C
Shares sold	48,285	395,974
Dividends reinvested	25,405	34,901
Shares redeemed	(160,568)	(160,610)
Net increase/decrease in shares outstanding	(86,878)	270,265
Class I
Shares sold	2,456,144	11,627,341
Dividends reinvested	531,281	936,881
Shares redeemed	(9,411,223)	(7,246,706)
Net increase/decrease in shares outstanding	(6,423,798)	5,317,516

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2023 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$73,724,280	$64,101,101
Cullen High Dividend Equity Fund	174,358,029	332,471,270
Cullen Small Cap Value Fund	5,220,732	6,142,168
Cullen Value Fund	3,006,697	3,757,615
Cullen Emerging Markets High Dividend Fund	279,551,016	151,541,767
Cullen Enhanced Equity Income Fund	108,432,415	168,530,203

NOTE 5 - FEDERAL TAX INFORMATION

As of June 30, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net	Unrealized
	Investment	Realized	Appreciation/
	Income/(Loss)	Gain/(Loss)	(Depreciation)	Total
Cullen International High Dividend Fund	$3,998,775	$(37,174,227)	$36,893,361	$3,717,909
Cullen High Dividend Equity Fund	—	50,804,359	405,830,544	456,634,903
Cullen Small Cap Value Fund	—	(31,343)	1,235,675	1,204,332
Cullen Value Fund	—	883,124	8,345,067	9,228,191
Cullen Emerging Markets High Dividend Fund	3,387,264	(91,129,629)	64,825,494	(22,916,871)
Cullen Enhanced Equity Income Fund	—	(1,345,392)	(7,777,507)	(9,122,899)

As of December 31, 2023 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/ (depreciation) in investments were as follows:

	Gross	Gross	Net		Cost of
	Appreciation	Depreciation	Appreciation/	Net Unrealized	Investments for
	(excess of value	(excess of tax	(Depreciation)	Appreciation/	Income Tax
	over tax cost)	cost over value)	of Foreign Currency	(Depreciation)	Purposes(a)
Cullen International High Dividend Fund	$34,406,274	$(3,386,447)	$(22,705)	$30,997,122	$205,463,230
Cullen High Dividend Equity Fund	406,085,680	(719,444)	2,271	405,368,507	514,606,240
Cullen Small Cap Value Fund	1,444,915	(421,107)	—	1,023,808	10,925,413
Cullen Value Fund	8,347,697	(187,807)	—	8,159,890	14,053,995
Cullen Emerging Markets High Dividend Fund	67,113,602	(12,484,619)	(522,832)	54,106,151	365,309,450
Cullen Enhanced Equity Income Fund	4,957,761	(17,769,751)	(114,596)	(12,926,586)	240,926,323

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, return of capital, taxable over distribution and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Continued) (Unaudited)

		Total Distributable
Fund	Paid-in Capital	Earnings
Cullen High Dividend Equity Fund	$7,638,881	$(7,638,881)
Cullen Emerging Markets High Dividend Fund	(422)	422

At June 30, 2023, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

	No Expiration	No Expiration
Fund	Short-Term	Long-Term	Total
Cullen International High Dividend Fund	$(33,033,646)	$(4,140,581)	$(37,174,227)
Cullen Emerging Markets High Dividend Fund	(85,543,737)	(5,585,892)	(91,129,629)

The tax composition of dividends paid during the year ended June 30, 2023 was as follows:

	Long-Term Capital
Fund	Ordinary Income	Gain	Return of Capital
Cullen International High Dividend Fund	$6,721,031	$—	$—
Cullen High Dividend Equity Fund	25,764,066	57,895,588	—
Cullen Small Cap Value Fund	286,078	689,972	—
Cullen Value Fund	382,296	1,238,080	—
Cullen Emerging Markets High Dividend Fund	15,823,751	—	—
Cullen Enhanced Equity Income Fund	7,100,995	—	3,694,802

The tax composition of dividends paid during the year ended June 30, 2022 was as follows:

		Long-Term
	Ordinary	Capital
Fund	Income	Gain
Cullen International High Dividend Fund	$5,957,058	$—
Cullen High Dividend Equity Fund	32,668,221	88,037,418
Cullen Small Cap Value Fund	174,829	791,984
Cullen Value Fund	1,364,080	1,579,615
Cullen Emerging Markets High Dividend Fund	11,479,062	—
Cullen Enhanced Equity Income Fund	9,341,614	—

NOTE 6 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2024, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2 , respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the average daily net assets of the Retail Class, Class C, Class I, Class R1 and Class R2, respectively; the Cullen Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C, and Class I, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively. To the extent that the Investment Advisor reimburses a Fund or waives fees otherwise payable by a Fund to the Investment Advisor during any year with respect to a class of the Fund, and the total expenses borne by such respective class, (including the Investment Advisor’s fee and any such reimbursement but excluding all acquired fund fees and expenses, interest, taxes, and extraordinary expenses) does not exceed the limits described above, the Fund agrees to reimburse the Investment Adviser for such reimbursements or fee waivers, provided that such do not exceed the lesser of (i) the expense limitation in effect at the time of the waiver, and (ii) the expense limitation in effect at the time of the reimbursement. Any amounts that may be payable by a Fund to the Investment Advisor after the third year following the time the expenses were initially incurred by the Fund or waived/reimbursed by the Investment Advisor to the Fund, whichever is later, shall be extinguished and the Fund shall have no further obligation to pay the Investment Advisor for such reimbursement or fee waiver.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Continued) (Unaudited)

As of December 31, 2023, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring
	June 30, 2024	June 30, 2025	June 30, 2026	December 31, 2026
Cullen International High Dividend Fund
Retail	$14,679	$13,727	$14,020	$5,659
Class C	3,109	3,235	3,149	1,048
Class I	450,232	468,124	610,285	296,519
Class R2	2	—	—	—
Total	$468,022	$485,086	$627,454	$303,226
Cullen High Dividend Equity Fund
Retail	$417,669	$417,900	$365,599	$154,326
Class C	117,996	119,314	112,052	49,366
Class I	3,143,828	3,273,352	3,051,411	1,304,474
Class R1	564	636	784	392
Class R2	945	763	593	244
Total	$3,681,002	$3,811,965	$3,530,439	$1,508,802
Cullen Small Cap Value Fund
Retail	$24,890	$18,685	$30,988	$6,542
Class C	14,222	5,954	3,859	1,705
Class I	227,747	233,171	368,384	160,839
Total	$266,859	$257,810	$403,231	$169,086
Cullen Value Fund
Retail	$24,262	$28,452	$50,641	$16,669
Class C	4,266	8,470	19,665	5,792
Class I	309,438	300,843	527,536	171,203
Total	$337,966	$337,765	$597,842	$193,664
Cullen Emerging Markets High Dividend Fund
Retail	$26,960	$21,366	$23,719	$13,380
Class C	4,441	4,115	4,046	1,459
Class I	701,345	730,005	967,747	503,121
Total	$732,746	$755,486	$995,512	$517,960
Cullen Enhanced Equity Income Fund
Retail	$16,642	$16,115	$28,870	$18,239
Class C	40,315	40,651	47,118	22,930
Class I	405,839	533,880	937,747	423,021
Total	$462,796	$590,646	$1,013,735	$464,190

The investment advisory fees with respect to each Fund payable to the Investment Advisor (subject to any fee reductions pursuant to the expense limitation agreements in effect at any time) is paid by such Fund as of each month-end. To the extent any fee reductions or expense reimbursements made pursuant to the expense limitation agreements exceed the investment advisory fee payable to the Investment Advisor for a month, the Investment Advisor remits payment representing the difference to the applicable Fund shortly following each month end.

Paralel Technologies LLC (“PRT”) serves as the Funds’ administrator and transfer agent and provides all administrative, fund accounting and transfer agency services to the Funds. Paralel Distributors LLC, an affiliate of PRT, serves as the Funds’ distributor. An employee of PRT is named Chief Compliance Officer of the Funds pursuant to a compliance agreement with PRT. Brown Brothers Harriman serves as the Funds’ custodian.

NOTE 7 - DISTRIBUTION PLAN

The Funds’ have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

NOTE 8 - SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan, if any, are reflected as shareholder services fees in the Statement of Operations.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Continued) (Unaudited)

NOTE 9 - FOREIGN INVESTMENT RISK

The Funds invest in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

NOTE 10 - SIGNIFICANT SHAREHOLDERS

At December 31, 2023, the Cullen Small Cap Value Fund had two affiliated shareholders who held 40.13% and 6.40% of the Fund’s outstanding shares and the Cullen Value Fund had an affiliated shareholders who held 43.60% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

Cullen Funds

ADDITIONAL INFORMATION

December 31, 2023 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by Paralel Distributors LLC, a member of the FINRA.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available without charge upon request by calling 1-877-485-8586; and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-PORT

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-485-8586.

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR AND ACCOUNTANT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus.

Paralel Distributors LLC is the Distributor for the Cullen Funds.

(b)	Not Applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX99.CERT.

(b)	Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 7, 2024

By:	/s/ Stephen O’Neil
Stephen O’Neil
Treasurer

Date:	March 7, 2024